Registration No. 333-05053
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                           ------------------------
                                   FORM S-6


                         Post-Effective Amendment No. 5
                                       to
                             Registration Statement
                                      Under
                            SECURITIES ACT OF 1933

                           ------------------------
                               SEPARATE ACCOUNT VL
                              (Exact Name of Trust)

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            2122 York Road, Suite 300
                           Oak Brook, IL 60523-1930
         (Complete Address of Depositor's Principal Executive Offices)
                           ------------------------

Daniel R. Kohn                                   Copy To:
Vice President, Legal Counsel                    Judith A. Hasenauer
First Variable Life Insurance Company            4401 West Tradewinds Avenue
2122 York Road, Suite 300                        Suite 207
Oak Brook, IL 60523-1930                         Fort Lauderdale, Florida 33308
(630) 684-9270                                   (954) 771-7909
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:
____ immediately upon filing pursuant to paragraph (b) of Rule 485
  X on May 1, 2001 pursuant to paragraph (b)
 ____ 60 days after filing pursuant to paragraph (a)(i)
 ____ on ____ pursuant to paragraph a(i) of Rule 485
     this post-effective amendment designates a new effective date for a -----previously filed post-effective amendment.


Title and Amount of Securities being Registered:
     An indefinite amount of interests under flexible premium variable life insurance policies.

Approximate Date of Proposed Public Offering:
     As soon as practible after the effective date of this Registration
     Statement.

                              CROSS REFERENCE SHEET

Item No. in
Form N-8 B-2                                                  Location
- ------------                                                  --------

1, 2                            COVER PAGE, FIRST VARIABLE LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT

3                               Inapplicable

4                               DISTRIBUTION AND OTHER AGREEMENTS

5, 6                            THE SEPARATE ACCOUNT; YOUR INVESTMENT OPTIONS

7                               Inapplicable

8                               APPENDIX C:  FINANCIAL STATEMENTS

9                               LEGAL  PROCEEDINGS


10                              (a), (b), (c), (d), (e) HIGHLIGHTS, SURRENDER
                                AND WITHDRAWALS, Surrender, Withdrawals,
                                TRANSFERS AMONG INVESTMENT OPTIONS, LAPSE AND
                                REINSTATEMENT, DETERMINATION OF ACCOUNT VALUE,
                                OTHER PROVISIONS OF THE POLICY, THE POLICIES,
                                YOUR INVESTMENT OPTIONS

10 (f)                          VOTING RIGHTS, OTHER PROVISIONS OF THE POLICY

10 (g), (h)                     TRANSFERS AMONG INVESTMENTS OPTIONS

10 (i)                          MIXED AND SHARED FUNDING, POLICY BENEFITS AND VALUES, OTHER PROVISIONS OF THE POLICY


11, 12                          THE SEPARATE ACCOUNT, YOUR INVESTMENT OPTIONS; AIM Variable Insurance
                                Funds, Inc.; American Century Variable Portfolios, Inc.; Deutsche Asset
                                Management VIT Funds; Federated Insurance Series; INVESCO Variable
                                Investment Funds, Inc.; Lord Abbett Series Fund, Inc.; MFS Variable
                                Insurance Trust; PBHG Insurance Series Funds, Inc.; Seligman Portfolios, Inc.;
                                Templeton Variable Products Series Fund; Fidelity Variable Insurance Products
                                Funds; Variable Investors Series Trust


13                              HIGHLIGHTS, OTHER CHARGES AND DEDUCTIONS (NOT CURRENTLY CHARGED), ELIMINATION, REDUCTION, OR REFUND
                                OF CHARGES AND DEDUCTIONS, INCREASES IN BONUSES

14, 15                          APPLICATION AND ISSUANCE OF A POLICY, Free Look Right, ALLOCATION OF PREMIUMS

16                              PREMIUMS, ALLOCATION OF PREMIUMS, DETERMINATION OF ACCOUNT VALUE

17                              SURRENDERS AND WITHDRAWALS; Surrenders; Withdrawals, MATURITY PROCEEDS; PAYMENT OF PROCEEDS

18                              OUR TAXATION, DETERMINATION OF ACCOUNT VALUE, THE SEPARATE ACCOUNT, THE AVAILABLE OPTIONS, THE
                                POLICIES, MORE ABOUT CHARGES AND DEDUCTIONS

19                              REPORTS AND RECORDS, ADVERTISING PRACTICES, OTHER PROVISIONS OF THE POLICY


20                              TRANSFERS AMONG INVESTMENT OPTIONS

21                              POLICY LOANS, Preferred Loan Amounts, Immediate Loan Repayment, THE POLICIES

22, 23, 24                      Inapplicable

25                              FIRST VARIABLE LIFE INSURANCE COMPANY

26                              Inapplicable

27                              FIRST VARIABLE LIFE INSURANCE COMPANY

28                              OUR MANAGEMENT

29                              FIRST VARIABLE LIFE INSURANCE COMPANY





30, 31, 32, 33, 34              Inapplicable

35                              STATE REGULATION

36                              Inapplicable

37                              Inapplicable

38, 39, 40, 41 (a)              DISTRIBUTION AND OTHER AGREEMENTS, FIRST VARIABLE LIFE INSURANCE COMPANY

41 (b), 41 (c), 42, 43          Inapplicable

44                              DETERMINATION OF ACCOUNT  VALUE

45                              Inapplicable

46                              SURRENDER AND WITHDRAWALS; Surrender; Withdrawals

47, 48, 49, 50                  Inapplicable

51                              POLICY BENEFITS AND VALUES

52                              DEATH BENEFIT AMOUNTS, Face Amount and Guideline Single Premium, Face Amount and Additional Premium
                                Payments

53 (a)                          FEDERAL  TAX   MATTERS

53 (b), 54, 55                  Inapplicable

56, 57, 58                      Inapplicable

59                              APPENDIX C:  FINANCIAL  STATEMENTS

                                                                May 1, 2001

Prospectus

                               CAPITAL ONE PAY VL
            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    Issued by
                      FIRST VARIABLE LIFE INSURANCE COMPANY

Our Marketing and Executive Office:     Our Variable Service Center:  Or, for express deliveries:
2122 York Road                          P.O. Box 1317                 4200 University Ave.
Oak Brook, IL  60523                    Des Moines, IA  50305-1317    West Des Moines, IA 50266
Automated Information Line:            (800) 228-1035
(800)-59-FUNDS


The Policy described in this prospectus provides life insurance coverage that is payable upon the death of the Insured. The Policy also permits you to accumulate Account Value based on the premiums you pay, the charges and expenses of the Policy, and the investment results of the underlying investment options. The Policy requires an initial premium payment of at least $10,000 and, subject to certain restrictions, you may also make additional premium payments under the Policy.

Generally, we determine the death benefit amount under the Policy on the Policy Date by treating the initial premium as equal to 100% of the "guideline single premium." After the Policy Date, we determine the death benefit amount monthly based on the Account Value at that time multiplied by the applicable death benefit factor shown in the Policy. We guarantee that the initial death benefit amount will remain in force for a minimum period as long as you pay the initial premium and take no withdrawals or loans of Account Value. The initial death benefit amount is the Face Amount shown in the Policy when issued. The minimum guarantee period is the later of the 10th Contract Anniversary or the Insured's 65th birthday.

You may allocate your premiums and your Policy's Account Value among the different investment options, to our Fixed Account, or to the investment options available through our segregated asset account called Separate Account VL (the "Separate Account"). The Separate Account invests in selected portfolios of various mutual funds (the "Funds"). The portfolios currently available under the Policy are:

---------------------------------------------------------------------------------------------------------------------
  Mutual Fund               Portfolio                       Mutual Fund                     Portfolio
------------------  -----------------------------  ----------------------------  ------------------------------------
AIM Variable           . V.I. Capital Appreciation            Lord Abbett        . Growth & Income
 Insurance             . V.I. Growth                       Series Fund Inc.
 Funds, Inc.                                                  ("LA")
 ("AIM")
------------------  -----------------------------  ----------------------------  ------------------------------------
American              . V.P. Value                        MFS* Variable         . Investors Growth Stock Series (formerly,
 Century              . V.P. Income & Growth              Insurance Trust              MFS Growth Series)*
 Variable             . V.P. International Growth            ("MFS")            . Investors Trust Series(formerly, MFS Growth
 Portfolios,          . V.P. Ultra                                                      with Income Series)*
  Inc. ("ACS")                                                                  . New Discovery Series*
                                                                                . Total Return Series
                                                                                . Utilities Series

------------------  -----------------------------  ----------------------------  ------------------------------------

Deutsche Asset         . EAFE Index                          Seligman            . Communications & Information (Class 2)
 Management VIT        . Equity 500 Index                Portfolios, Inc.        . Small Cap Value (Class 2)
 Funds ("DAM")         . Small Cap Index                      ("SEL")
------------------  -----------------------------  ----------------------------  ------------------------------------

Federated              . Federated High Income Bond       Franklin Templeton      . Growth Securities
 Insurance                Fund II                         Variable Insurance         (Class 2 shares)
 Series                . Federated Prime Money Fund II    Products Series        . International Securities Fund
("FIS")                . Federated U.S.                   Fund ("VIPT")            (Class 2 shares)
                         Government Securities II                                . Developing Markets Securities
                                                                                     (Class 2 shares)
                                                                                  . Global Health Care Securities
                                                                                      (Class 2 shares)
------------------  -----------------------------  ----------------------------  ------------------------------------

Fidelity               . Contrafund (Service Class           Variable            . Small Cap Growth **
 Variable                2 shares)                       Investors Series        . World Equity**
 Insurance             . Equity Income (Service           Trust ("VIST")         . Growth**
 Products Funds          Class 2 shares                                          . Matrix Equity**
 ( FMR")               . Growth Opportunities                                    . Growth & Income**
                             (Service Class 2 shares)                            . Multiple Strategies**
                            . Growth & Income                                    . High Income Bond**
                             (Service Class 2 shares)                            . U.S. Government Bond**

------------------  -----------------------------  ----------------------------  -------------------------------------
INVESCO Variable       . Dynamics                       PBHG Insurance Series   . Small Cap Growth
Investment Funds,      . Financial Services               Fund, Inc.
Inc. (INVESCO)         . Health Sciences                  ("PBHG")
                       . Real Estate Opportunity

------------------  -----------------------------  ----------------------------  -------------------------------------
                                                        *Initial Class Shares not available for new purchases or transfers.
                                                       **  Not available for new purchases or  transfers.


This prospectus contains information you should know before investing. Additional information about the Contract and Separate Account is in our Statement of Additional Information (the "Statement"). For a free copy, please write to our Variable Service Center or call the number shown above. The Statement, dated May 1, 2001, has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The table of contents of the Statement is on page __ of this prospectus.

The Contracts are not bank deposits; are not federally insured; are not endorsed by any bank or government agency; are not guaranteed, and may be subject to loss of principal.

Neither the Securities and Exchange Commission nor any state securities commission approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current prospectuses of the Funds. All prospectuses should be read and retained for future reference.

We have not authorized any person to give any information not contained in this prospectus (or in any sales literature we have approved.) We do not offer the Contracts everywhere, and this prospectus does not constitute an offer anywhere that it would be unlawful. In certain jurisdictions, various time periods and other terms and conditions may vary from what is described in this prospectus. Any such variations that apply to your Contract will be included in the Contract or a related rider or endorsement.

                                TABLE OF CONTENTS
                                                                            Page
                                                                           ----
DEFINITIONS
HIGHLIGHTS
FIRST VARIABLE LIFE INSURANCE COMPANY
THE SEPARATE ACCOUNT
YOUR INVESTMENT OPTIONS
THE AVAILABLE OPTIONS
TRANSFERS AMONG INVESTMENT OPTIONS
     General Requirements
     Automatic Transfer Programs
     Restrictions on Transfers
     Automatic Transfers of Small Accounts
MIXED AND SHARED FUNDING
MORE ABOUT CHARGES AND DEDUCTIONS
MONTHLY DEDUCTIONS
DAILY DEDUCTIONS
WITHDRAWAL CHARGES
FUND EXPENSES
OTHER CHARGES AND DEDUCTIONS (NOT CURRENTLY CHARGED)
ELIMINATION, REDUCTION, OR REFUND OF CHARGES AND DEDUCTIONS;
INCREASES IN BONUSES
  Group and Sponsored Arrangements
  Gender-Neutral Policies
 PURPOSES OF POLICY CHARGES
THE POLICIES
  APPLICATION AND ISSUANCE OF A POLICY
"Free Look" Right
  PREMIUMS
     Grace Period
ALLOCATION OF PREMIUMS
TELEPHONE TRANSACTIONS
POLICY BENEFITS AND VALUES
DEATH BENEFIT

     DEATH BENEFIT AMOUNT
     Face Amount and Guideline Single Premium
Face Amount and Additional Premium Payments
ADDITIONAL BENEFIT RIDER
DETERMINATION OF ACCOUNT VALUE
POLICY LOANS
     Preferred Loan Amounts
     Immediate Loan Repayment
SURRENDER AND WITHDRAWALS
     Surrender
     Withdrawals
MATURITY PROCEEDS
LAPSE AND REINSTATEMENT
PAYMENT OF PROCEEDS
TAX WITHHOLDING
PAYOUT OPTIONS
Annuitization Bonus
Option A - Life Annuity
Option B - Life Annuity with Period Certain of 120 Months Option C - Fixed Payments for A Period Certain Option D - Death Benefit Proceeds Remaining With Us Tax Impact RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY OTHER PROVISIONS OF THE POLICY
  SUICIDE EXCLUSION
  REPRESENTATIONS AND CONTESTABILITY
MISSTATEMENT OF AGE OR SEX
  OWNER AND BENEFICIARY
Beneficiary
Changes and Assignments
  ASSIGNMENTS
  REPORTS AND RECORDS
  VOTING RIGHTS
  SUSPENSION OF PAYMENTS AND TRANSFERS
  NONPARTICIPATION IN OUR DIVIDENDS
DISTRIBUTION AND OTHER AGREEMENTS
OUR MANAGEMENT
FEDERAL TAX MATTERS
  GENERAL
  OUR TAXATION
  INCOME TAX TREATMENT OF POLICY BENEFITS
     Life Insurance
     Acceleration of Death Benefits Rider
     Modified Endowment Contracts
     Other Tax Effects of Policy Changes
    Taxation of Pre-Death Distributions from a Policy that is a Modified
     Endowment Contract
   Taxation of Pre-Death Distributions from a Policy that is not a Modified
    Endowment Contract ("MEC")

  DIVERSIFICATION REQUIREMENTS
ADVERTISING PRACTICES
LEGAL MATTERS
  STATE REGULATION
  LEGAL PROCEEDINGS
  COUNSEL
EXPERTS
REGISTRATION STATEMENT
APPENDICES
APPENDIX A:  ANNUAL RATES OF RETURN FOR THE SEPARATE ACCOUNT
             INVESTMENT OPTIONS
APPENDIX B:  ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
             CASH SURRENDER VALUES AND ACCUMULATED VALUE OF
             PREMIUMS
APPENDIX C:  FINANCIAL STATEMENTS

                                   DEFINITIONS

Business Day - Each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Business Day ends at the close of regular trading for the day on the exchange, which usually is 4:00 p.m. Eastern time.

Insured - The person whose life is insured under the Policy.

Age - The attained age of the Insured on the date for which age is determined.

Policy Anniversary - An anniversary of the Policy Date.

Policy Date - The date the Policy takes effect, as shown on the Owner's Policy data page. Policy Months and Policy Years are measured from this date.

Policy Month - Each one-month period beginning on the Policy Date and generally on the same day of each month after that.

Policy Quarter - One quarter of a Policy Year. The first Policy Quarter begins on the Policy Date and ends on the last Business Day of the third Policy Month.

Policy Year - Each 12-month period beginning on the Policy Date.

Premium Rate Class - An insurance underwriting risk category that is used to determine certain benefits and charges under a Policy. For example, the initial premium and cost of insurance charges will vary by the premium rate class assigned the Insured. On the date of this prospectus, we use Smoker and Non-Smoker premium rate classes that will differ based on the sex of the Insured. These classes are further sub-divided into "standard" and "substandard" insurance classes. Charges are generally higher for substandard insurance classes.

                                   HIGHLIGHTS

These highlights discuss certain important aspects of the Policy. The rest of this prospectus explains these and other aspects in greater detail. You should be sure to read the prospectus and the prospectuses of the Funds for more complete information.

How do investment results affect a Policy?

You invest the Account Value under your Policy in one or more of the investment options we offer. Your Account Value increases or decreases by the amount of any positive or negative return it earns in those options. Your Account Value also will decrease by the amount of all charges and deductions we make under your Policy. The Death Benefit we pay under your Policy when the Insured dies can also vary as a result of the investment results achieved for your Account Value.

Account Value invested in our Separate Account investment options is not guaranteed, and you bear the entire investment risk under those options. Account Value allocated to our Fixed Account, however, is provided with our guarantees of principal and a minimum 3% rate of interest on an annual basis. (Similar guarantees apply to an amount of your Account Value that equals any Policy loans that you take out.)

How much can I (or must I) invest in a Policy?

You must pay the initial premium specified in the Policy for it to take effect. Payment of the initial premium specified in the Policy guarantees that the Policy will remain in force, unless you take a withdrawal or loan (including transfers of loans) of Account Value, for a minimum guarantee period. The minimum period is the later of the 10th Contract Anniversary or the Insured's 65th birthday.

The Policy is primarily intended to be a single premium Policy, but permits additional premium payments to be paid under limited circumstances. For example, additional premiums may be paid to keep the Policy in force after the minimum guarantee period, or for an amount limited to the lesser of 5% of the initial premium or $5,000. We will not permit you to pay so much premium that your Policy would fail to meet the definitions of a life insurance contract under the Internal Revenue Code ("Code").

Will I have access to my Account Value?

You may borrow up to 90% of your Policy's Cash Surrender Value, subject to certain limitations. (Cash Surrender Value is your Account Value less any loan, less any accrued loan interest, and less any applicable Surrender Charges.) You may surrender (i.e., cancel) your Policy at any time and we will pay you the Cash Surrender Value. Subject to certain limits, you also may make a partial withdrawal of your Cash Surrender Value. Withdrawals will, however, cause a reduction in your Policy's death benefit amount.

What general income tax consequences will I have from owning a Policy?

The Policy is generally designed to be a "modified endowment contract" for federal income tax purposes. Under current federal income tax law, any pre-death distributions from a modified endowment contract, or "MEC," including loans, assignments, partial withdrawals and surrenders, will be included in your taxable income on an income first basis, and a 10% penalty tax will be imposed on any such income distributed before you attain age 59-1/2.

Under current federal tax law, you generally do not pay income tax on increases in your Account Value unless and until there is a distribution. A complete surrender of the Policy will, and a partial withdrawal may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Additional amounts may be taxable if a partial surrender during the first 15 Policy Years results in or is necessitated by a reduction in benefits.

Death Benefit Proceeds paid to the Beneficiary under the Policy are generally not subject to federal income tax.

Please review the FEDERAL TAX MATTERS section of this prospectus for additional information. We may make any change in a Policy or take any other action in order to comply with applicable state and federal law, including all tax law requirements for treatment as life insurance.

How much do we pay the Policy's Beneficiary when the Insured person dies?

Upon the death of the Insured, we will pay the Death Benefit Proceeds to the Beneficiary. The Death Benefit Proceeds are:
 .  the current death benefit amount,
 . minus any outstanding Policy loans and interest thereon, and . minus any due and unpaid monthly deductions and charges under your Policy.
The Beneficiary may receive the proceeds in a lump sum or in the form of one of our annuity payout options.

What are the charges and deductions under a Policy?

The Policy is subject to the following charges and deductions:

Monthly Deductions - composed of the following - composed of the following:
 . administrative charge - at an annualized rate of .40% of Account Value;
 . maintenance fee - $2.50 if Account Value is less than $100,000;
 . cost of insurance - at an annualized rate of .40% of Account Value for the first 10 Contract Years and then at an annualized rate of .55% of Account Value, based on the Company's current scale, which is not guaranteed; and
 . distribution, premium tax and federal tax charges for the first ten Contract Years, at an annualized rate of .65% of Account Value (.20% on an annual basis for distribution expenses; .25% on an annual basis for premium tax expenses; and .20% on an annual basis for federal tax expenses).

Daily Deductions - the charge currently equals an annual rate of 0.90% (which we may increase to not more than 1.20%) of the daily net assets in each Separate Account Investment Option.

Withdrawal Charge - will be assessed during the first 9 Policy Years upon withdrawals of Account Value, or if the Account Value is applied to an optional annuity payment option. The withdrawal charge decreases from 9.75% of premiums to 0% at the end of the ninth Contract Year. It is composed of a Sales Charge of up to 7.5% of premium(s) and an Unreimbursed Premium Tax Charge of up to 2.25% of premiums. No Withdrawal Charges will be taken on a partial withdrawal in any Contract Year unless the amount withdrawn exceeds the annual Free Withdrawal Amount. The annual Free Withdrawal Amount is equal to 15% of the premium payment(s) that have been made. (These 15% withdrawals do not reduce premium payments for purposes of computing the Withdrawal Charges.)

Fund Expenses - we purchase shares of the Portfolios of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. Accordingly, these expenses reduce the return you earn in our related variable investment options. The total annual expenses of the Portfolios as a percentage of average net assets for the year ended December 31, 2000 were:


                   Fund                      Mgmt Fees     12b-1     Other Exp     Total Exp
-------------------------------------------------------------------------------------------------
FIS Prime Money Fund II (4)(5)(8)                 0.50%        none        0.17%       0.67%
VIST U.S. Government Bond                         0.60%        none        1.05%       1.65%
VIST High Income Bond                             0.70%        none        1.48%       2.18%
VIST Matrix Equity                                0.65%        none        0.86%       1.51%
VIST World Equity                                 0.70%        none        1.00%       1.70%
VIST Growth                                       0.70%        none        0.33%       1.03%
VIST Multiple Strategies                          0.70%        none        0.39%       1.09%
VIST Growth & Income                              0.75%        none        0.66%       1.41%
VIST Small Cap Growth                             0.85%        none        0.67%       1.52%
AIM V.I. Growth                                   0.61%        none        0.22%       0.83%
AIM V.I. Capital Appreciation                     0.61%        none        0.21%       0.82%
MFS New Discovery - (initial class) (12)(13)      0.90%        none        0.16%       1.06%
MFS Investors Growth Stock -
  (initial class) (12)(13)                        0.75%        none        0.16%       0.91%
MFS Investors Trust - (initial class) (12)        0.75%        none        0.12%       0.87%
DAM Equity 500 Index                              0.20%        none        0.10%       0.30%
DAM Small Cap Index                               0.35%        none        0.10%       0.45%
Templeton VIPT International Securities (18)      0.67%       0.25%        0.20%       1.12%
Lord Abbett Growth & Income                       0.50%        none        0.52%       1.02%
ACS V.P. Value (1)                                1.00%        none        0.00%       1.00%





MFS New Discovery - (service class)(14)(15)(16)   0.90%       0.20%        0.16%       1.26%
MFS Investors Growth Stock - (service class)      0.75%       0.20%        0.16%       1.11%
  (14)(15)(16)
MFS Investors Trust - (service class)(14)(15)     0.75%       0.20%        0.12%       1.07%
Seligman Communications & Information             0.75%       0.25%        0.12%       1.12%
Fidelity Contrafund (service class)(9)            0.57%       0.25%        0.08%       0.90%
Fidelity Equity-Income (service class)(9)         0.48%       0.25%        0.09%       0.82%
Fidelity Growth Opportunities                     0.58%       0.25%        0.10%       0.93%
  (service class 2) (9)
Tempelton VIPT Growth Securities (18)(19)         0.81%       0.25%        0.06%       1.12%
FIS High Income Bond II (3)(7)                    0.60%        none        0.16%       0.76%
DAM EAFE Index                                    0.45%        none        0.20%       0.65%
ACS V.P. Income & Growth (1)                      0.70%        none        0.00%       0.70%
ACS V.P. International Growth (1)                 1.23%        none        0.00%       1.23%
ACS V.P. Ultra (2)                                1.00%        none        0.00%       1.00%
FIS U.S. Government Securities II (6)(8)          0.60%        none        0.24%       0.84%
Fidelity Growth & Income (9)                      0.48%       0.25%        0.11%       0.84%
Tempelton VIPT Developing Markets Securities (18) 1.25%       0.25%        0.31%       1.81%
Tempelton VIPT Global Health Care (18)(20)        0.57%       0.25%        0.21%       1.03%
INVESCO Dynamics (10)                             0.75%        none        0.34%       1.09%
INVESCO Financial Services (10)                   0.75%        none        0.34%       1.09%
INVESCO Health Sciences (10)                      0.75%        none        0.32%       1.07%
INVESCO Real Estate (10)(11)                      0.90%        none        0.83%       1.73%
MFS Total Return                                  0.75%       0.20%        0.15%       1.10%
MFS Utilities                                     0.75%       0.20%        0.16%       1.11%
PBHG Small Cap Growth                             0.85%        none        0.35%       1.20%
Seligman Small Cap Value (17)                     1.00%       0.19%        0.20%       1.39%



"Total Expenses" for the Portfolios after reimbursement by FVAS for the period ended December 31, 2000, were as follows: VIST Small Cap Growth 1.35%, VIST World Equity 1.20%, VIST Matrix Equity 1.15%, VIST Growth & Income 1.25%, VIST Multiple Strategies 1.08%, VIST High Income Bond 1.20%, VIST U.S. Government Bond 0.85%.

Total Expenses" for the Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ended December 31, 2000, were as follows:
1.09% for the MFS New Discovery Portfolio - Initial Class; 0.92% for the MFS Investors Growth Stock Portfolio - Initial Class; 1.31% for the PBHG Small Cap Growth Portfolio; 1.29% for the MFS New Discovery Portfolio - Service Class; 0.69% for the DAM Small Cap Index Portfolio; 1.06% for the Templeton VIPT Global Health Care Securities Portfolio; 0.92% for the DAM EAFE Index Portfolio; 5.28% for the INVESCO Real Estate Opportunity Portfolio; 1.12% for the MFS Investors Growth Stock Portfolio - Service Class; 0.92% for the FMR Contrafund Portfolio; 0.95% for the FMR Growth Opportunities Portfolio; 0.34% for the DAM Equity 500 Index Portfolio; 0.85% for the FMR Growth & Income Portfolio; 0.83% for the FMR Equity-Income Portfolio; 1.03% for the LA Growth & Income Portfolio; 1.01% for the FIS High Income Bond Fund II Portfolio - Primary Shares; 1.09% for the FIS U.S. Government Securities II Portfolio; & 0.94% for the FIS Prime Money Fund II Portfolio of average daily net assets.

Footnote 1 - For all American Century portfolios The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

Footnote 2 - For American Century Ultra Portfolio Expenses as of May 1, 2001.

Footnote 3 - For FIS High Income Bond Fund II Portfolio Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 4 - For FIS Prime Money Fund II Portfolio Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.27%.

Footnote 5 - For FIS Prime Money Fund II Portfolio The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended December 31, 2000.

Footnote 6 - For FIS U.S. Government Securities II Portfolio Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 7 - For FIS High Income Bond Fund II Portfolio Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The shareholder services provider can terminate this voluntary waiver at any time.

Footnote 8 - For FIS Prime Money Fund II and U.S. Government Securities Portfolios The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001.

Footnote 9 - For all FMR portfolios Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

Footnote 10 - For all INVESCO portfolios The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

Footnote 11 - For the INVESCO Real Estate Opportunity Portfolio Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. Before absorption, the Fund's other expenses and Total Annual Fund Operating Expenses were 4.38% and 5.28%, respectively, of the Fund's average net assets.

Footnote 12 - For all MFS - Initial Class portfolios Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:1.05% for MFS New Discovery; 0.90% for MFS Investors Growth Stock; and 0.86% for MFS Investors Trust.

Footnote 13 - For MFS New Discovery - Initial Class and MFS Investors Growth Stock - Initial Class portfolios MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for MFS New Discovery and 0.15% for MFS Investors Growth Stock. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 14 - For all MFS - Service Class portfolios Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees in support of the sale and distribution of service class shares (those fees are referred to as distribution fees).

Footnote 15 - For all MFS - Service Class portfolios Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account those expense reductions, and are therefore higher than the actual expense of the series. Had those fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be xxxxxxxx to be: 1.20% for MFS New Discovery; 1.10% for MFS Investors Growth Stock; 1.06% for MFS Investors Trust; 1.00% for MFS Total Return; and 1.10% for Utilities.

Footnote 16 - For MFS New Discovery - Service Class and MFS Investors Growth Stock - Service Class portfolios MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 17 - For Seligman Small Cap Value portfolio In 2000, the manager, at its discretion, has voluntarily agreed to reimburse annual expenses other than the management fee. Effective March 1, 2001, the manager, at its discretion, has agreed to reimburse expenses other than management and 12b-1 fees which exceed 0.20%.

Footnote 18 - For all Franklin Templeton VIPT portfolios The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

Footnote 19 - For Templeton Growth Securities portfolio The Fund administration fee is paid indirectly through the management fee.

Footnote 20 - For Franklin Global Health Care Securities portfolio The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.


The purpose of this Table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Funds. For additional information, see "MORE ABOUT CHARGES AND DEDUCTIONS" on page ____ and the Funds prospectuses that accompany this prospectus.

Other Expenses - we also have the right to begin making the following additional charges under the Policies (which we have decided not to impose for now):

Transaction Fees - currently none, guaranteed not to exceed $10 for each transfer among Investment Options that you make in excess of twelve transfers per Policy Year.

Tax Charge - currently none, but we reserve the right to impose charges for other taxes that may be payable and are attributable to the Policies in the future.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

We are a stock life insurance company that was organized under Arkansas law in 1968. We engage principally in the business of variable life insurance, variable annuities, and fixed annuities. We hold licenses to sell insurance in 49 states, the District of Columbia and the U.S. Virgin Islands. ILona Financial Group, Inc. ("ILona"), formerly known as Irish Life of North America, Inc., owns all of our outstanding stock, and Irish Life & Permanent plc. ("Irish Life & Permanent"), in turn, owns all of ILona. Irish Life & Permanent is a leading life and financial services group in Ireland with total assets of over $27 billion at May 1, 2001.

We have an A (Excellent) rating from A.M. Best Company, an independent firm that analyzes insurance carriers. We also have an A+ rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. These ratings only reflect the opinion of the rating company on our relative financial strength, and on our ability to satisfy our obligations under the Policies. The ratings do not reflect the investment performance of the Separate Account, or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

We authorized the establishment of Separate Account VL (the "Separate Account") under Arkansas law on March 6, 1987; and we have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust-type investment company.

The Separate Account's assets belong to us. However, our other creditors could reach only the amount (if any) in the Separate Account that exceeds the current value of our obligations to policyholders who have chosen a Separate Account investment option.

The Separate Account has several different investment options within it. We invest the assets allocated to each investment option in one Portfolio of the Funds.

We may add other investment options to the Policies that, in turn, may be invested in other Portfolios of the Funds, or in portfolios of other mutual funds. We may restrict these other investment options to customers of specified distributors.

Performance Information


Appendix A to this prospectus sets out the performance record of each portfolio that you can select as an investment option.

                             YOUR INVESTMENT OPTIONS

The Available Options

You may allocate your premium payments and existing Account Value to one or more of our Separate Account investment options and/or to our Fixed Account. The currently available Portfolios for our Separate Account investment options are listed on the cover page of this prospectus. More information, including a discussion of potential risks, appears in the current prospectuses for the Funds, which accompany this prospectus. (The prospectuses for the Funds may also describe other portfolios that are not available under a Policy.) You should read this prospectus and the prospectuses for the Funds carefully before investing in any Separate Account investment option.

The investment objectives and policies of certain Separate Account investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Separate Account investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will compare even though the funds have the same advisers.

We may enter into certain arrangements under which we are reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the Portfolios.

We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Policies, we may substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, remove Portfolios for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

We may also combine separate account investment options or operate them in any form permitted by law, including a form that allows them to make direct investments.

This prospectus generally describes only the Policy and Separate Account investment options. Because of certain exemptions, interests in our Fixed Account are not registered under the securities laws, nor have we registered the Fixed Account as an investment company. Accordingly, the protections of the federal securities laws do not apply to our Fixed Account. We will credit your Account Values in the Fixed Account with at least a minimum effective rate of interest per year. We may credit additional amounts of "current" interest in our sole discretion. New premium payments and transfers from the Separate Account or Loan Account to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Account Value that has been previously invested in the Fixed Account. We determine current interest rates in advance, and credit interest daily to your Account Value in the Fixed Account.

Transfers Among Investment Options

General Requirements. You may transfer Account Value among investment options by written request or telephone. The minimum amount you may transfer is the lesser of (a) $1,000 or (b) your entire interest in the applicable investment option. You should mail, fax or express written transfer requests to our Variable Service Center shown on the front cover of this prospectus. You can also request a transfer by phoning 1-800-228-1035.

Transfer requests must clearly specify the amount to be transferred and the investment options affected. All transfer requests made at the same time for Separate Account investment options will be treated as a single request. The transfer will be effective at the prices we next compute after we receive the transfer request at our Variable Service Center.

You may transfer Account Value from the Fixed Account to other investment options only by request within 30 days of a Policy Anniversary, and you may not transfer the entire Account Value in the Fixed Account in less than 4 Policy Years. For example, transfers from the Fixed Account during the first Policy Year cannot total more than 25% of the Fixed Account Value on the Policy Date.

After the first Policy Year, your transfers from the Fixed Account during a Policy Year may not exceed the greater of:

 . 25% of your Fixed Account Value on the immediately preceding Policy Anniversary; or

 . 100% of your Fixed Account Value transferred to other investment options during the immediately preceding Policy Year.

We can impose a transaction fee if you make more than 12 "free" transfers in a Policy Year, but currently, do not do so.

Automatic Transfer Programs - You can participate in automatic transfer arrangements, including dollar cost averaging and asset rebalancing programs. You initiate these programs by making a written or telephone request to our Variable Service Center shown on the front cover of this prospectus. We make the automatic transfers on the last business day of whichever of the following intervals you request: quarterly, semi-annually, annually, monthly

(for dollar cost averaging only), or at any other interval that we approve.You may make a request to us, at any time, to have automatic transfers terminated.

Automatic transfers from the Fixed Account are subject to the restrictions described above in General Requirements (except that, for dollar cost averaging only, you can transfer up to 100% of your Fixed Account Value within one Policy Year if you have selected the monthly interval.) Automatic transfers are not subject to any transaction fee and do not count toward the number of "free" transfers. We currently do not charge you for an automatic transaction program, or impose a transfer fee, although we reserve the right to do so in the future.

The dollar cost averaging program permits transfers from the FIS Prime Money Fund II investment option or the Fixed Account to other Separate Account investment options on a regularly scheduled basis. Such systematic transfers may prevent investing too much when the price of securities is high or too little when the price is low. There is no guarantee of this, however. Also, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, you should consider your ability to continue purchases through all phases of the market cycle.

The minimum amount, for each dollar cost averaging transfer, is $100. You must have $1,200 of Account Value in the Prime Money Fund II investment option or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin.

The asset rebalancing program enables you to select the percentage levels of Account Value you wish to maintain in particular investment options. At the intervals you select, we will automatically rebalance your Account Value to maintain the indicated percentages by transfers among the investment options. You must include all of your Account Value allocated to the Separate Account investment options in any asset rebalancing program.

Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work well in concert with the asset rebalancing program. Therefore, you should monitor your use of these programs while the asset rebalancing program is being used. Currently, dollar cost averaging and automatic account rebalancing may not be in effect simultaneously.

Restrictions on Transfers. Generally, you may make an unlimited number of transfers in any Policy Year. Frequent requests to transfer, however, may have a detrimental effect on the value of Portfolio shares held in the Separate Account. We may therefore limit the number of permitted transfers in any Policy Year, or refuse to honor any transfer request for an owner or a group of owners, if:

 . the purchase or redemption of shares of one or more of the Portfolios is to be restricted because of excessive trading; or

 . a specific transfer or group of transfers is deemed to have a detrimental effect on Policy Account Value or Portfolio share prices.

We may also at any time suspend or cancel acceptance of third party transfer requests on behalf of a Policyowner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. We will not impose any restrictions, however, if we have received satisfactory evidence that:

 . you have appointed the third party to act on your behalf for all financial affairs; or

 . a court of competent jurisdiction has appointed the third party to act on your behalf.

We also reserve the right at any time and without prior notice to otherwise modify, suspend or terminate the transfer privileges.

Automatic Transfers of Small Accounts. We reserve the right, subject to any applicable law, to transfer Account Value from any investment option, if less than $250, to the investment option with the greatest Account Value.

Mixed and Shared Funding

We buy shares of the Funds for the Separate Account in connection with the Policies, and for allocation to separate accounts funding variable annuity policies and other variable life insurance policies issued by us. The Funds offer shares to other insurance companies and to other separate accounts, either affiliated or unaffiliated with us, for the same purpose. In the future, it may conceivably become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in one or more of the Funds' Portfolios simultaneously, if the interests of variable life insurance and variable annuity policy owners differ. The boards of trustees of the Funds investing in those Portfolios intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they or the insurance companies should take in response.

                        MORE ABOUT CHARGES AND DEDUCTIONS

Monthly Deductions

On the first day of each Policy Month we make a Monthly Deduction from each Policy's Account Value. We make the deduction from your investment options in proportion to the amount of your Account Value in each (i.e., on a "pro-rata basis") or by any other method you select and we approve.

For example, we will permit you to have deductions first taken from one or more preselected investment options. You may also request deductions to be taken first from the investment option that has the best investment performance over the prior Policy Month.

The Monthly Deductions include the following charges:

Maintenance Fee. The monthly maintenance fee is $2.50 for a Contract with less than $100,000 in Account Value and helps compensate us for our expenses in administering the Policies.

Cost of Insurance. This is a charge for the cost of providing life insurance coverage for the Insured. This charge is guaranteed not to exceed the maximum cost of insurance charge determined on the basis of the mortality table guaranteed in the Contract, calculated, for standard risk Insureds, using the 1980 Commissioner's Standard Ordinary Mortality tables, Age Last Birthday ("1980 CSO"). These mortality tables are sex distinct and the guaranteed cost of insurance charge may vary by the attained age, sex and underwriting class of the Insured. The maximum cost of insurance charge for substandard risk Insureds are based on multiples or additives to the guaranteed standard rates established by the 1980 CSO.

Currently, a cost of insurance charge is taken that is not more than the maximum cost of insurance charge where an Insured is determined by the Company to be a standard nonsmoker underwriting risk. This monthly charge is equal to an effective annual rate of 0.40% of Account Value and is not guaranteed. For Contract Years 11 and later, this monthly charge is anticipated to be increased to an annual effective rate of 0.55% of Account Value.

Other Monthly Charges. We calculate these charges as a percentage of your Policy's net assets in each investment option. An Administrative Charge is made at an effective rate that is equal, on an annual basis, to 0.40% of Account Value to help compensate us for our expenses in administering the Policies and the Separate Account. A Distribution Charge is made during the first 10 Policy Years at an effective rate that is equal, on an annual basis, to 0.20% of Account Value. A Premium Tax Charge is made during the first 10 Policy Years at an effective rate that is equal, on an annual basis, to 0.25% of Account Value. (This charge is made to offset the average premium tax we expect to pay to various states and local jurisdictions, although it will not necessarily equal the premium taxes we paid with respect to a particular Policy.) A Federal Tax Charge is made at an effective rate that is equal, on an annual basis, to 0.20% of Account Value during the first 10 Policy Years to help compensate us for the increase in our federal tax liability from the application of Section 848 of the Code.

Daily Deductions

Each Business Day, we deduct a mortality and expense risk charge that we calculate as a percentage of your Policy's net assets in each Separate Account investment option. The charge is currently 0.90%, on an annual basis (which we guarantee will not be increased to more than 1.20%.) This charge helps compensate us for assuming mortality and expense risks under the Policies.

Withdrawal Charges

During the first 9 Policy Years, we may assess a withdrawal charge if you surrender your Policy, withdraw Account Value, or apply Account Value to an optional annuity payment option.

The withdrawal charge consists of two separate components, one for a sales charge and one for an unreimbursed premium tax charge, that are stated separately in your Policy. Overall, we determine the withdrawal charge by applying the percentages shown in the table below to the purchase payments we deem withdrawn, surrendered or applied to an optional annuity payment. Purchase payments are deemed withdrawn or surrendered in the order in which they are made. We take withdrawal charges from your investment options on a pro-rata basis, or by any other method you select and we approve.

----------------------------------------------------------
 Withdrawal Charge - as a percentage of purchase
 payments:
   Policy Year 1                                   9.75%
   Policy Year 2                                    9.5%
   Policy Year 3                                      9%
   Policy Year 4                                      8%
   Policy Year 5                                      7%
   Policy Year 6                                      6%
   Policy Year 7                                      5%
   Policy Year 8                                      4%
   Policy Year 9                                      3%
   Policy Year 10+                                  NONE
----------------------------------------------------------

Free Withdrawal Amount. We will not assess a withdrawal charge on a withdrawal of Account Value until the amount withdrawn for that Policy Year exceeds a "free withdrawal amount" equal to 15% of your purchase payments, less amounts taken as loans that year.

The 15% withdrawals do not reduce purchase payments for purposes of computing the withdrawal charge. The charge will continue to apply to the amount withdrawn or surrendered during any of the first 9 Policy Years that exceeds 15% of Purchase Payments. The unused portion of the "free withdrawal amount" for one Contract Year does not carry over to the next Contract Year.

The free withdrawal amount is not available on withdrawal requests that would result in less than $1,000 of remaining Account Value.

Waiver of Withdrawal Charges. We will waive the withdrawal charges:

 . after the first Contract Year and subject to state availability, if the Insured or the Insured's spouse is confined in an approved nursing home for 90 days;

 .  if any Death Benefits are paid; or

 . if the Account Value is applied after five Contract Years to an optional annuity payment option.

To qualify for a waiver of the Withdrawal Charges based upon confinement in a qualified nursing home, the Insured or the Insured's spouse must never have been confined in a qualifying nursing home on or before the date your application for the Policy was signed. We may require evidence satisfactory to us for any of these conditions. You should review your Policy carefully for a complete description of these waivers.

Fund Expenses

Our Separate Account purchases shares of the Portfolios of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. (See "Highlights -- Fund Expenses.")

Other Charges and Deductions (Not Currently Charged)

We do not currently make the charges referred to after the caption "Tax Charge" in the "Highlights" segment of this prospectus. We reserve the right to do so, however.

Special Service Fees. We do not charge you for special services, such as additional reports, dollar cost averaging, and asset rebalancing. Although we do not currently intend to do so, we reserve the right to charge you for these special services.

Elimination, Reduction or Refund of Charges and Deductions; Increases in Bonuses

We may eliminate, reduce, or refund any charges and deductions on a Policy when sales of Policies are made to certain individuals or to group and sponsored arrangements. We will do this when we expect savings of sales, administration or other expenses, or in a reduction in the level of risks we expect to assume under the Policies. (This prospectus describes such groups under "Group and Sponsored Arrangements" below.) We determine any such adjustment to charges and deductions after examination of relevant factors such as:

 . the size and type of group, because large numbers of Policies tend to lower our per-Policy expenses;

 . the total amount of premium payments to be received, because certain expenses tend to be a smaller percentage of larger premium payments;

 . any prior or existing relationship we have with the purchaser, because of the likelihood of reduced marketing and implementation expenses;

 . other circumstances, of which we are not presently aware, which could result in reduced expenses; and

 . after a Policy is issued, if we anticipate expenses for later Policy Years that are lower than initially projected.

We also may eliminate, reduce or refund charges and deductions when we issue a Policy to an officer, director, employee or agent of ours or any of our affiliates. We do not, however, guarantee any adjustment in charges and deductions, and any adjustment may vary by group.

All adjustments will be made under our uniform administrative rules then in effect. In no event will adjustments to charges, or deductions be permitted if the adjustment would be unfairly discriminatory to any person.

Group and Sponsored Arrangements. Group arrangements include those in which a trustee, employer, association or similar entity purchases individual Policies covering a group of individuals on a group basis. An example of such an arrangement is a non-tax qualified deferred compensation plan. Sponsored arrangements include those in which an employer, an association or similar entity permits the Company to offer Policies to its employees or members on an individual basis.

Gender-Neutral Policies. In 1983, the United States Supreme Court decided in Arizona Governing Committee v. Norris that certain insurance contracts may not be used to fund certain employee benefit programs where the contracts provided values and benefits that varied with the gender of the insured person. We may therefore offer Policies that do not vary by gender for use in connection with certain employee benefit programs. We recommend that any employer proposing to offer the Policies to employees under a group or sponsored arrangement consult its attorney before doing so.

We may also offer the Policy with provisions and charges that are gender neutral in states where required, and where the "unisex" version of the Policy has been approved. Currently, the State of Montana prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits.

Purposes of Policy Charges

We have designed the charges under the Policies to cover, on the whole, our direct and indirect costs of selling, administering and providing benefits under the Policies. These charges are also designed, on the whole to compensate us for the risks we assume under the Policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the transfer rights under the Policies or reduce the amount of our asset-based fee revenues below what we anticipate); sales risks (such as the risk that we sell fewer Policies and receive lower net revenue than we expect, thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that we must provide will exceed what we currently project).


If, as expected, the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We have set the current and maximum rates of certain of our charges with reference to estimates of the amount of specific types of expenses or risks that we will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, distribution charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, or that we may not also be compensated for such expense or risk out of any other charges we may deduct under the terms of the Policies.

                                  THE POLICIES

Application and Issuance of a Policy

If you wish to purchase a Policy, you must submit an application to our Variable Service Center. You select:

 . The initial premium you intend to pay; and . The initial death benefit ("Face Amount") of the Policy; and . The investment options to which we will allocate your premium.

We will review an application under our underwriting rules, and we may request additional information or reject the application. Applicants between the ages of 0 and 80 are eligible for simplified underwriting without a medical examination under our current underwriting rules, which are subject to change. We generally will not issue Policies to insure persons older than age 85; nor will we generally issue Policies to employee benefit plans qualified under Section 401 of the Internal Revenue Code. If we decline an application, we will refund any premium payment made.

If we issue the Policy, Monthly Deductions will begin as of the Policy Date. If you make a premium payment with the application, the Policy Date generally will be the date we approve the application. If you instead pay the initial premium upon delivery of the Policy, the Policy Date generally will be five days after we issue the Policy.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. In that case, even though Monthly Deductions begin earlier, backdating may be advantageous, for example, to obtain a lower cost of insurance rate, based on a lower Age of the insured person.

"Free Look Right." You have the right to review your Policy during an initial inspection period specified in the Policy and, if dissatisfied, to return it to us or to the agent through whom you purchased it. We will refund the Account Value, any Monthly Deductions, and any other charge we assessed on a Policy that is returned during the permitted period, unless a different amount is required by state law. The "free look" period is typically 10 days from your receipt of a Policy, but may be greater depending on state requirements.

Premiums

The Policy is designed for a large single premium (minimum $10,000) to be paid by you on or before the Policy Date, with a limited ability to make additional premium payments. Additional premium payments under the Policy are permitted under the following circumstances:

 . an additional premium payment is required to keep the Policy in force after the minimum guarantee period; or
 . an additional premium is paid equal to the lesser of 5% of the initial premium or $5,000.

We may require that any Policy loans be repaid prior to accepting any additional premium payments, and require evidence of insurability on the Insured before accepting an additional premium in excess of the permitted amounts.

The minimum death benefit guarantee period begins on the Policy Date and ends on the earliest of:

 . the 10th Policy Anniversary or the Insured's Age 65, whichever is later;
 . the date you first make a withdrawal of Account Value; or . the date you first take a Policy loan including a transferred loan (There is no minimum death benefit guarantee period if your Policy is issued subject to a Policy loan.)

Grace Period. After the end of your Policy's minimum guarantee period, your Policy will enter a grace period on the first Business Day of any Policy Month on which your Policy's Cash Surrender Value will not cover the current Monthly Deduction and accrued interest on any outstanding Policy loans you have taken.


The grace period runs for 61 days from the applicable Business Day. We will send you a notice at your last known address which will show the amount necessary to cover the Monthly Deduction(s) due plus an amount equal to three times the current Monthly Deduction. If you do not pay at least this amount by the end of the grace period, your Policy will end without value.

Allocation of Premiums

General. We allocate the premium payments you make (after any deductions) to the investment options you select. We use "Accumulation Units" to keep track of your interest in any Separate Account investment option you select. We determine the number of Accumulation Units credited to a Policy by dividing the amount allocated to a Separate Account investment option by the value of the applicable Accumulation Unit next determined after receipt of your premium payment. We calculate Accumulation Unit Values as of the end of each Business Day. Premium payments allocated to the Fixed Account are credited in dollars. Premium payments are generally allocated to the Separate Accounts or the Fixed Account as of the later of the Policy Date or the date we receive your premium.

Delayed Investment Allocation Date. We reserve the right to allocate premium payments to the FIS Prime Money Fund II investment option for an investment delay period before they will be invested (together with any investment gain) in any other investment option(s) you designate. In that case, we would reallocate your Account Value to the investment options you have selected at the end of your Policy's "free look" period. We would measure the investment delay period from the date your Policy is issued from our Variable Service Center and would include up to 5 extra days in addition to the applicable "free look" inspection period to provide time for mail or other delivery of the Policy to you.

If we elect to delay your investment allocation date, your Policy will contain a provision to that effect.

Telephone Transactions

You may initiate various transactions by calling 1-800-228-1035. These are: transfers of Account Value, notification of a change in your address, change of premium allocations among investment options, partial withdrawal requests, Policy loans and systematic withdrawals. You may authorize your representative to make these calls on your behalf.

You may also call 1-800-59-FUNDS for current Accumulation Unit values, current Account Value, and for telephone transfers of Account Value.

If you own a Policy jointly with another owner, unless both owners have advised us to the contrary, we will accept instructions from either one of the joint owners.

We will use reasonable procedures (such as requiring identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction) in order to authenticate instructions communicated by telephone. You will be responsible for any telephone instructions we reasonably believe to be genuine. Therefore, you will bear any losses arising from any errors in the communication of instructions. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable to you for any losses due to dishonored or fraudulent instructions. We may modify or terminate our procedures for telephone transactions at any time.

                           POLICY BENEFITS AND VALUES

Death Benefit

If we receive proof that the Insured died while the Policy was in force, we will pay the Death Benefit Proceeds to the Beneficiary. You may elect for the Death Benefit Proceeds to be paid in a single sum or under one of our other Payout Options before the death of the Insured. If no such election is in effect at the death of the Insured, the Beneficiary may make the election during a 60-day period following our receipt of proof of death. We will hold up payment of the Death Benefit Proceeds in the meantime.

Death Benefit Amount

The death benefit amount under a Policy is the greater of:

 .  the Face Amount or
 . the Account Value times the applicable percentage shown in the Minimum Death Benefit table.

The initial death benefit amount on the Policy Date is generally equal to the Face Amount. The death benefit amount is reviewed each Policy Month, based on the Account Value at the beginning of that Policy Month. We determine the final death benefit amount on the date we receive proof of the Insured's death.

------------------------------------------------------------
                   MINIMUM DEATH BENEFIT
------------------------------------------------------------
   Age        Percentage of        Age        Percentage of
              Account Value                   Account Value
------------------------------------------------------------
40 or less         250
   41              243             61              128
   42              236             62              126
   43              229             63              124
   44              222             64              122
   45              215             65              120
   46              209             66              119
   47              203             67              118





   48              197             68              117
   49              191             69              116
   50              185             70              115
   51              178             71              113
   52              171             72              111
   53              164             73              109
   54              157             74              107
   55              150            75-90            105
   56              146             91              104
   57              142             92              103
   58              138             93              102
   59              134             94              101
   60              130         95 or older         100
------------------------------------------------------------

Face Amount and Guideline Single Premium - The Face Amount on the Policy Date is determined by treating the initial premium as a "guideline single premium." The "guideline single premium" is an amount necessary to keep the Policy in force until the Maturity Date, using the Policy's guaranteed charges, and assuming a 6% net investment return and other assumptions and calculations required by the Code for a Policy to qualify as a life insurance contract under what is commonly referred to as the "guideline premium test." The "guideline single premium" will vary by the Insured's age on the Policy Date, sex and underwriting risk class. This will generally result in the same initial premium providing a Face Amount that is higher for non-smokers than smokers, and a higher Face Amount for females than for males.


Face Amount and Additional Premium Payments. Additional premium payments may result in an increase in Death Benefit by an amount sufficient to permit a Policy to remain within the definition of a "life insurance contract" under Code section 7702. We may require additional evidence of the insurability of the Insured before accepting the additional payments.


Accelerated Death Benefit Rider

Subject to regulatory approval in your local area, an Acceleration of Death Benefit Rider is included in the Policy. The rider permits you to receive an advance of the Death Benefit when the Insured person has a terminal illness with a life expectancy of less than 12 months (all as defined in the rider).

We compute the maximum amount of advance under a formula set forth in the rider. In no event will we advance more that $50,000, however. Amounts advanced under the rider generally will be considered Death Benefits for federal income tax purposes. (See "Federal Tax Matters - Income Tax Treatment of Policy Benefits.") We do not charge for this rider. For more complete information about the rider and its availability, you should consult your sales representative or request a copy of the form of the rider.

Determination of Account Value

Your Account Value under a Policy includes its value in the Separate Account, in the Fixed Account, and in the Loan Account. Your Account Value in a Separate Account investment option at any time equals the number of Accumulation Units you hold in that option multiplied by the then-current value of one such Accumulation Unit. We compute this value in such a way that the investment return on your Account Value in any Separate Account investment option will differ from the total return achieved by the underlying Fund Portfolio only by the amount of the charges and deductions we make under your Policy from that investment option.

Your Account Value in the Fixed Account investment option or in the Loan Account earns fixed rates of interest as described elsewhere in this prospectus. Your Account Value in the Fixed Account will increase by the amount of such interest, but will decrease by the amount of any charges or deductions that we take from that account for your Policy.

Your Account Value in any investment option, or in the Loan Account, will also vary by the amount of transfers we make among those components of Account Value in response to requests that you make, or that we make automatically in connection with any Policy loans that you take and the payment of principal and interest due thereon. Your Account Value in each investment option also will increase by the amount that you direct to that option from your premium payments and will decrease by the amount of any withdrawals that you take from that option.

Policy Loans

We will lend you up to 90% of your Policy's Cash Surrender Value at any time after the initial free-look period. You may request a Policy loan by submitting a request in writing or by telephone to our Variable Service Center shown on the front cover of this prospectus. (See "Telephone Transactions.")

Each loan must be at least $1,000. We will automatically transfer Account Value equal to the amounts you borrow to your Policy's Loan Account from the other investment options you are then using. We will make the transfer in proportion to the Account Value in each, unless you request a different allocation and we agree. We credit amounts in your Loan Account with interest at a minimum annual rate of 3%.

The interest you must pay us on a Policy loan accrues daily at an annual loan interest rate of 5% and is payable on each Policy Anniversary. If not paid when due, we will add it as an additional Policy loan and transfer additional Account Value to your Loan Account. A loan repayment increases your Account Value in your Policy's other investment options on a dollar-for-dollar basis.

Unless you request otherwise, loans and loan repayments are attributed to the Separate Account Investment Options and the Fixed Account in proportion to the

Account Value in each. We may disapprove any such request, however. You must designate any loan repayment as such. Otherwise, we will treat the payment as a premium payment.

Preferred Loan Amounts. On the date of this prospectus, we credit interest on preferred loan amounts at an annual effective rate of 5%.

Immediate Loan Repayment. If, on the first Business Day of a Policy Month, the Account Value less the Withdrawal Charge is not sufficient to pay the Monthly Deduction, any loan interest then due and unpaid, and any other Policy charges, you must make a loan repayment within 61 days after such Business Day. We will send a notice to you or your assignee, if any. The Policy will terminate without value after 61 days, unless you make a sufficient repayment to reduce the Policy loans and pay any other amounts then due.

Surrender and Withdrawals

Surrender. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living, by a signed written request conforming to our administrative procedures. We calculate the Cash Surrender Value as of the close of the Business Day when your surrender request is received at our Variable Service Center. The Cash Surrender Value equals your Account Value reduced by any unpaid Policy loans and accrued interest and by any applicable withdrawal charges. You may elect to have all or part of the Cash Surrender Value applied to a payout option. (See "Payout Options.") The election must be in writing, except that we will accept telephone requests that apply to only part of the Cash Surrender Value. Our liability to pay the Death Benefit proceeds ends when you surrender your Policy.

Withdrawals. You may withdraw a portion of the Policy's Cash Surrender Value (minimum $1,000). This will reduce the Account Value and cause a proportionate reduction in the Policy's Face Amount and death benefit. A requested withdrawal requires our consent, however:

 . if the Death Benefit would be reduced below that required to qualify the Policy as life insurance; or
 .  if the remaining Account Value would be less than $1,000.

We will take any withdrawals from your Policy's investment options on a pro-rata basis, unless you make a request in writing in advance for a different method. We reserve the right to approve or disapprove any such request.

Maturity Proceeds

If the Insured is living on the Policy's "Maturity Date" (the Policy anniversary of the Policy Date on which the Insured's Age is 100), we will pay the Cash Surrender Value. In such case, the Policy will terminate and we will have no further obligations under it. We will calculate the Cash Surrender Value for this purpose as of the Maturity Date, although we may defer paying such amount to you until you return your Policy to us.

Lapse and Reinstatement

If your Policy lapses following a 61-day grace period, you may still, within 3 years thereafter, request that we reinstate the Policy. You would need to provide us with satisfactory evidence, however, that the Insured is still insurable and pay certain amounts specified in the Policy.

Any reinstatement will be effective on the first Business Day of the first Policy Month that begins on or after we approve reinstatement. The values and terms and conditions of the reinstated Policy will be in accordance with our administrative procedures.

Payment of Proceeds

We ordinarily will pay any Cash Surrender Value, Death Benefit Proceeds, or loan proceeds from the Separate Account Investment Options, and begin Payout Options funded through Separate Account investment options, within seven days after receipt by our Variable Service Center of a request, or proof of death of the insured persons, and all other required elections and documentation in a form satisfactory to us. However, we may delay payment or transfers from a Separate Account investment option in certain circumstances. (See "Suspension of Payments and Transfers.") We may also delay payment if we contest the Policy. We will pay interest on Death Benefit Proceeds from the date they become payable to the date they are paid in one sum or, if a Payout Option is selected, to the effective date of the option.

Tax Withholding

All distributions from your Policy, or portions thereof, which are included in your gross income are subject to federal income tax withholding. We will withhold federal taxes at the rate of 10% from each distribution. However, you may elect not to have taxes withheld or to have taxes withheld at a different rate.

Payout Options

Payout Options provide a series of payments in lieu of a single sum payment by us. You may elect a Payout Option:

 . for all or part of the Cash Surrender Value payable when you make a withdrawal or surrender the Policy; or
 . for all or part of the Death Benefit Proceeds payable upon death of the Insured.

You may elect to change a previously elected Payout Option for Death Benefit Proceeds. Any such election or change relating to Death Benefit Proceeds must be made:

 . while the Insured is living; and . by written request to our Variable Service Center.

Annuitization Bonus. We will increase your Account Value by an "Annuitization Bonus" when Cash Surrender Value or the Death Benefit Proceeds are applied to a Payout Option. The increase will be based on your Account Value at the end of the Business Day immediately preceding the date the initial Payout Option amount is determined.

We determine the Annuitization Bonus rate for a Policy at the time of issue, but the Bonus may be modified, reduced or eliminated for subsequently issued Policies. On the date of this prospectus, the Annuitization Bonus rate is 3% of Account Value. We will pro-rate any increase among your Policy's investment options on the Annuity Date.

You may select the following Payout Options or any other Payout Option acceptable to us:

Option A - Life Annuity.  Equal monthly payments during the life of the payee.

Option B - Life Annuity with Period Certain of 120 Months. Equal monthly payments during the lifetime of the payee, but for no less than 120 months.

Option C - Fixed Payments for a Period Certain. Equal monthly payments for any specified period (at least five years but not exceeding thirty years), as selected by you.

Option D - Death Benefit Proceeds Remaining With Us. The Death Benefit Proceeds will remain in our Fixed Account and be credited with interest at an effective annual rate of not less than 3%. The Payee may make full and partial withdrawals at any time with no Surrender Charge.

Each payment under Payment Options A, B, or C will be at least equal to the amounts calculated based on the annuity tables contained in your Policy. If the payee dies during a period certain (Payout Options B or C), any remaining payments will be made to the estate of the Payee. The estate may elect to have the commuted value of the remaining payments paid in a single sum instead. We will determine the commuted value by discounting the remaining payments at its then current interest rate used for commutation.

Tax Impact. Whether a Payout Option is chosen may have tax consequences for you or your Beneficiary. In addition, under current federal income tax rules, the annuitization bonus is deemed "income" on a Policy. Therefore, you should consult a qualified tax adviser before deciding whether to elect one or more Payout Options.

Right to Exchange for a Fixed Benefit Policy

During the first 24 Policy Months, if your Policy has not lapsed, you have an unconditional right to transfer all of your Account Value in the Separate Account investment option to the Fixed Account without any transaction charge.

                         OTHER PROVISIONS OF THE POLICY

Suicide Exclusion

If suicide of the Insured occurs within two years from the Policy Date (or less if required by state law), we will limit the Death Benefit to your Policy's Cash Surrender Value.

Representations and Contestability

Generally, we can challenge the validity of your Policy for two years from the Policy Date, based on any misrepresentations made in your application to us. We can challenge an increase in benefits requiring evidence of insurability for two years from the date of the increase. We can challenge a reinstatement of the Policy until that reinstatement has been in force for two years from its effective date. However, the two-year time limits on our right to challenge all or part of the Policy do not apply if the Insured dies within the two-year period.

Misstatement of Age or Sex

If any application for benefits under your Policy misstates the age or sex of the Insured, the Death Benefit will be the amount provided by the correct age and sex.

Owner and Beneficiary


Owner. The Policy application names the Policy owner, who in turn may name a new owner. At the death of the owner, his or her estate will become the owner, unless he or she has named a successor owner. Because the owner has the authority to exercise most rights under a Policy, this prospectus generally refers to the owner when it refers to "you" or "your". The owner's rights as such terminate when the Insured dies. If two or more people are named as owners, we will generally assume that one owner has the authority to act for all owners. However, we may require the consent of all owners for certain transactions under the Policy, such as an election to exchange the Policy for a fixed benefit policy.


Beneficiary. The Policy application also names the Beneficiary under the Policy and any contingent Beneficiary. You may change the Beneficiary of the Policy (other than an irrevocably named Beneficiary) at any time before the death of the Insured. The Beneficiary has no rights under the Policy until the death of the Insured and must survive that insured person in order to receive the Death Benefit Proceeds. If no named Beneficiary is alive when the Insured dies, we will pay the proceeds to the owner.

Changes and Assignments. A change of owner or Beneficiary requires a written request satisfactory to us that is dated and signed by all of the owners. The change will take effect on the date it is signed, but is subject to all payments made and actions taken by us under the Policy before we receive the request at our Variable Service Center.

Assignments

The owner may assign (transfer) the owner's rights in a Policy to someone else. An absolute assignment of the Policy designates the assignee as owner and Beneficiary. A collateral assignment of the Policy does not change the owner or Beneficiary, but their rights will be subject to the terms of the assignment. All collateral assignees of record must consent to any full surrender, partial withdrawals, or loans. An assignment requires a written request signed by all of the Policy's owners. An assignment will take effect only when we record it at our Variable Service Center. We have no responsibility for any assignment not submitted for recording; nor for the sufficiency or validity of any assignment.


Unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary may result from transferring ownership or making an assignment. Therefore, you should consult with a qualified tax adviser before doing so.

Reports and Records

We will mail to your last known address of record an annual statement showing your Policy's current Account Values, transactions since the last statement, Policy loan information, and any other information required by federal or state laws or regulations.

We will also send you annual and semi-annual reports containing the financial statements of the Portfolios you are using.

In addition, you will receive statements of significant transactions, such as changes in the Death Benefit, transfers among investment options, premium payments, Policy loans, Policy loan principal, Policy loan repayments, and Policy reinstatement or termination.

Voting Rights

We will vote the shares of the Portfolios held by the Separate Account at regular or special meetings of the Portfolio's shareholders in accordance with instructions received from you and other owners having the voting interest in the affected Portfolio(s). We compute the number of votes that an owner has the right to instruct for a particular Portfolio by dividing the owner's Account Value in that Portfolio by that Portfolio's net asset value per share. We will vote a Portfolio's shares held in our Separate Account for which we do not receive instructions, as well as shares held in our Separate Account that are not attributable to owners in the same proportion as we vote that Portfolio's shares held in the Separate Account for which we have received instructions.

We may disregard voting instructions under limited circumstances prescribed by SEC rule. We will include a summary of any such action and the reasons for it in the next semiannual report to owners.

                      SUSPENSION OF PAYMENTS OR TRANSFERS

Under certain circumstances, we may suspend or postpone transactions that pertain to a Separate Account investment option under your Policy. These include payment of Death Benefit Proceeds or Maturity Value, payment for surrenders, withdrawals and Policy loans, or transfers, purchase payments and loan repayments for any period when:

 .  the New York Stock Exchange is closed for regular trading;

 .  regular trading on the New York Stock Exchange is restricted by the SEC;

 . an emergency exists as a result of which disposition of securities held in the applicable Separate Account investment option is not reasonably practicable or it is not reasonably practicable to determine the value of such option's net assets; or

 .  the SEC, by order, permits such suspension during any other period.

We also may defer payment for a surrender, withdrawal or Policy loan, or transfer from the Fixed Account, for the period permitted by law but not for more than six months after we receive your written request. We will pay interest to the extent provided under state insurance law on payments that are delayed.

Also, we may defer payment of any amount attributable to a check you have given us in order to allow a reasonable time (not to exceed 15 days) for the check to clear the banking system.

Nonparticipation in Our Dividends

The Policies are "nonparticipating". This means that they do not participate in (or receive) any dividend we pay or distribution of our surplus.

                        DISTRIBUTION AND OTHER AGREEMENTS

First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, Illinois 60523, acts as distributor of the Policies. FVCS, our wholly owned subsidiary, was incorporated in Arkansas on July 26, 1991. It is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc., FVCS offers the Policies on a continuous basis.

FVCS and we have agreements with various broker/dealers under which their registered representatives, who are also licensed insurance agents, will sell the Policies. The commissions payable to a broker/dealer for sales of a Policy may vary with the sales agreement. However, we do not expect that, on an aggregate basis they will exceed 8.50% of the first year premium payment. Broker/Dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

FVCS and we may permit specific broker/dealers to sell versions of the Policies that contain specific investment options that are not available through other broker/dealers. FVCS and we may pay a different level of compensation for sales of different versions of the Policies.

Under a Services Agreement with FVCS, we perform insurance underwriting, issuance and other administrative services for our variable life insurance policies, including the Policies.

The Company serves as the custodian of the assets of the Separate Account.

                                 OUR MANAGEMENT

Here is a list of our directors and executive officers and their principal business experience during the past five years. Unless otherwise noted, our directors are located at 2211 York Road, Suite 202, Oak Brook, Illinois 60523 and all our executive officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523.

Directors
Ronald M. Butkiewicz - Chairman and Chairman, ILona Financial Group, Inc.

Michael J. Corey - 401 East Host Drive. Lake Geneva, WI 53147. He is the Senior Partner-Global Services Practice Leader, LAI World Wide - Prior to 1999 he was a Managing Director, Insurance/Professional Services Practice Group and President, CSG International Inc.

Norman A. Fair - He is the Vice President, Treasurer, & Asst. Sec., ILona Financial Group, Inc. He is also Secretary of First Variable Life Insurance Company.

Michael R. Ferrari - Texas Christian University, P.O. Box 297080, Ft. Worth, TX 76129-2800 - He is the Chancellor, Texas Christian University; and prior to July 1998, he was the President of Drake University.

Michael L. Kaster - Vice President from June 1998 to April, 2000; Director at Allstate Insurance. Prior to June 1998 he was Vice President and Chief Actuary at Standard Life of Indiana.

Shane W. Gleeson - He is the President, ILona Financial Group, Inc.; prior to January, 2000, he was the Executive Vice President of ILona Financial Group, Inc.; and prior to December 1997, he was the President, Interstate Assurance Company.

Jeff S. Liebmann, Esq., 1301 Avenue of the Americas New York, NY 10019 - He is a partner of Dewey, Ballantine.

Kenneth R. Meyer, 200 South Wacker Dr., Suite 2100, Chicago, IL 60606 - He is a Managing Director, Lincoln Capital Management Co.

Philip R. O'Connor, 111 West Washington, Suite 1247 Chicago, IL 60602 - He is the President of NEV Midwest, LLC and prior to April 1998, he was a Principal of Coopers & Lybrand LLP/Palmer Bellevue Corp.

President & Director
Thomas F. Streiff - President. Prior to May 2000 he was the President and CEO of Talbot Financial Services.

Other Executive Officers

Christopher S. Harden, Vice President & Treasurer - Prior to April, 1998 he was the First Vice President and Chief Accounting Officer, COVA Financial Services Life Insurance Company.

William M. White, Vice President & Chief Actuary. He is also Vice President and Actuary of Interstate Assurance since 1989.

                               FEDERAL TAX MATTERS

General

BECAUSE OF THE COMPLEXITY OF THE LAW AND BECAUSE TAX RESULTS WILL VARY ACCORDING TO YOUR IDENTITY AND STATUS, YOU SHOULD SEEK INDIVIDUALIZED LEGAL AND TAX ADVICE BEFORE PURCHASING OR TAKING ANY ACTION UNDER A POLICY.

We cannot provide a comprehensive description of the federal income tax consequences regarding the Policies in this prospectus, and special tax rules may apply that we have not discussed herein. Nor does this discussion address any applicable state, local, gift, inheritance, estate, and foreign or other tax laws. This discussion assumes that you, the Policy's owner, are a natural person and a U.S. citizen and resident. Finally, we would caution that the law and the related regulations and interpretations on which we base our tax analysis can change, and such changes can be retroactive.

Our Taxation

Under current federal income tax law, the operations of the Separate Account and the Fixed Account do not require us to pay any tax. Thus, we currently impose no charge for our federal income taxes. However, we may decide to charge the Separate Account or Fixed Account for our federal income taxes, if there are changes in federal tax law.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and, accordingly, we do not currently impose a charge for them. If they increase, however, we may impose a charge for such taxes attributable to the Separate Account and/or Fixed Account.

Income Tax Treatment of Policy Benefits

Life Insurance. Section 7702 of the Internal Revenue Code provides that if certain tests are met, your Policy will qualify as a life insurance contract for federal tax purposes. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, the owner of a life insurance contract is generally not taxed on increases in the account value until withdrawn or surrendered.

Section 7702 limits the amount of premiums that may be invested in a life insurance contract and requires certain minimum amounts of life insurance coverage, relative to the account value. We will monitor compliance with these tests. As a result, we believe that the Death Benefits received under the Policies are generally excludable from the gross income of the Beneficiary pursuant to the provisions of Section 101 of the Code.

Acceleration of Death Benefits Rider. Similarly, we believe that accelerated death benefit payments, if permitted under your Policy because of the terminal illness of the Insured, in most cases will not constitute taxable income for you. Such payments may be taxable income to you, however, if:

 . you are not an insured person; or

 . you have an insurable interest in the insured person's life because that insured person is a director, officer or employee of yours or is otherwise financially interested in any trade or business carried on by you.

Modified Endowment Contracts. The Code contains provisions affecting certain life insurance policies that the Code refers to as "modified endowment contracts."

Modified endowment contracts result when cumulative premiums paid under a Policy at any time during the first seven Policy Years exceed the sum of the premiums that would have been paid by then if the Policy provided for paid up future benefits after the payment of seven level annual premiums ("seven-pay test"). The amount of premiums payable under the seven-pay test is calculated based upon certain assumptions regarding the policy's earnings and the use of a reasonable mortality charge. Riders to a Policy are considered part of the Policy for purposes of applying the seven-pay test.

Whenever there is a "material change" under a Policy, the Policy generally will be:

 . treated as a new Policy for purposes of determining whether it is a modified endowment contract; and


 . subjected to a new seven-pay test.

The Policy would become a modified endowment contract if, at the time of the material change or at any time during the next seven years, it failed to satisfy such new seven-pay test. A material change for these purposes could result from a change in death benefit option, election of additional rider benefits, an increase in a Policy's Face Amount, and certain other changes.

If a Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, any decrease in Face Amount that you request or, in some cases, a partial withdrawal or termination or reduction of benefits under a rider.) If you have already paid (or subsequently pay) more premiums than permitted by the recalculated seven-pay limit, your Policy will become a modified endowment contract.

Any Policy that you acquire in exchange for another life insurance policy that is a modified endowment contract will also be a modified endowment contract. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 will not make the new policy a modified endowment contract if you pay no additional premiums and there is no benefit increase as a result of the exchange.

Other Tax Effects of Policy Changes. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of a Policy) may have other tax effects. These include impacting the maximum amount of premiums you can pay under the Policy, as well as the maximum amount of Account Value you can maintain under the Policy.

Taxation of Pre-Death Distributions from a Policy that is a Modified Endowment Contract. If your Policy falls within the definition of a modified endowment contract, the following rules will apply to pre-death distributions:

 . You must include distributions, such as withdrawals, in your gross income subject to federal tax, to the extent the Account Value of the Policy exceeds your investment in the Policy. Any additional amounts you receive, other than Policy loans, will not constitute currently taxable income, but will reduce your investment in the Policy.

 . Policy Loans, including any increase in the amount of the loan to pay interest, also constitute distributions to you for these purposes. Your investment in the Policy, however, will increase by the amount of any loan included in your gross income.

 . If your Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan and accrued loan interest will also constitute a distribution to you for these purposes to the extent not previously treated as such.

 . On the Maturity Date or upon a full surrender, any excess of the proceeds
   (including any amounts we use to discharge any loan and accrued loan interest) over your investment in the Policy, will also constitute a distribution to you for these purposes.

 . A change of ownership or Policy assignment also can constitute a distribution for these purposes. For example, a collateral assignment will subject any gain in the Policy to taxation.

For purposes of determining the amount of any distribution that is included in gross income, you must treat all modified endowment contracts that we or our affiliates issue to you during any calendar year as a single modified endowment contract.


The taxable amount of any distribution from a Policy that is a modified endowment contract also will incur an additional penalty tax equal to 10% of such taxable amount unless the distribution:


 . is made on or after you attain age 59 1/2;

 . results from your becoming disabled (as defined in the Code); or

 . forms part of a series of substantially equal periodic payments made no less frequently than annually for your life (or life expectancy) or for the joint lives (or life expectancies) of the owner or the Beneficiary.

The Monthly Deductions under a modified endowment contract attributable to any Other Insured Person Rider for a person who is not a member of your family may constitute distributions from your policy for tax purposes. However, the Beneficiary of this rider should not have to pay federal income tax on any benefit received.

Distributions that occur during a Policy Year in which a Policy becomes a modified endowment contract and during any subsequent Policy Years, will be taxed as described in the preceding paragraphs. In addition, any distributions from a Policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


Taxation of Pre-Death Distributions from a Policy that is not a Modified Endowment Contract ("MEC"). As long as a Policy remains in force as a non-modified endowment contract, you will not pay current income tax on the proceeds from any Policy loan. Interest you pay on the loan generally will not be tax deductible, however.

After the first 15 Policy Years, you will not pay current federal income tax on any partial withdrawals you make, except to the extent such withdrawals exceed your "investment" in the Policy. (The "investment" generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy Years, you could have to pay federal income tax on certain withdrawals that reduce the Death Benefit, to the extent that your Policy's Account Value exceeds your investment in the Policy.

On the Maturity Date or upon full surrender, any excess of proceeds (including amounts we use to discharge any Policy loan and accrued loan interest) over your investment in the Policy, will constitute taxable income to you for federal income tax purposes. In addition, if your Policy terminates after a grace period while you have a Policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you assign or transfer rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

Diversification Requirements

The Internal Revenue Code provides that a variable life insurance policy will not be treated as a life insurance contract under the Code for any period (and any subsequent period) for which the related investments are not adequately diversified. We intend that all Portfolios of the Funds in which your Policy may invest will comply with the diversification requirements. If your Policy did not qualify as life insurance, you would be subject to immediate taxation on the increases in your Policy's Account Value, plus the cost of insurance protection under your Policy. This treatment would apply for the period of non- compliance and subsequently, unless and until we are able to settle the matter with the Internal Revenue Service. We have no legal obligation to seek or agree to any such settlement, however.

The amount of investment control which you may exercise under a Policy differs in some respects from the situation addressed in published rulings issued by the Internal Revenue Service in which it held that variable life insurance policy owners were not deemed, for federal income tax purposes, to own the related assets held in a separate account by the issuing insurance company. It is possible that these differences, such as your ability to transfer among investment choices or the number and type of investment choices available, would cause you to be taxed as if you were the owner of the Portfolio shares that are attributable to your Policy. In that case, you would be liable for income tax on an allocable portion of any current income and gains realized by the Separate Account, even though you have received no distribution of those amounts.

In the event any forthcoming guidance or ruling by federal income tax authorities sets forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may, result in your being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify your Policy in an attempt to maintain its intended tax treatment.

                              ADVERTISING PRACTICES

From time to time, articles discussing the Separate Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services Inc. and Morningstar, Inc.) may publish their own rankings or performance reviews of variable contract separate accounts, including the Separate Account. We may use references to, reprints, or portions of reprints of such articles or rankings as sales literature or advertising material. We may also use rankings that indicate the names of other variable policy separate accounts and their investment experience.

We, the Funds, or other parties may develop articles and releases about the following matters in relation to the Separate Account, the Funds or individual
Portfolios: asset levels, and sales volumes, statistics and analyses of industry sales volume and asset levels, or other characteristics. Our promotional material for the Policies and Separate Accounts can refer to, or be a reprint of, such articles and releases. Such literature may refer to personnel of an adviser or sub-adviser who have investment management responsibility, and their investment style. The reference may allude to or include excerpts from articles appearing in the media.

The advertising and sales literature for the Policies and the Separate Account may refer to historical, current and prospective economic trends. In addition, we may publish advertising and sales literature concerning topics of general investor interest for the benefit of registered representatives and prospective purchasers of Policies. These materials may include, but are not limited to, discussions of college planning, retirement planning, and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                                  LEGAL MATTERS

State Regulation

We are subject to the insurance laws of Arkansas and to regulation by the Arkansas Insurance Department. The National Association of Insurance Commissioners periodically examines our operations. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. We will reflect any applicable variations in your Policy and riders, or related endorsements.

Legal Proceedings

There are no material pending legal proceedings to which the Separate Account, FVCS or we are a party.

Counsel

Our Legal Department has reviewed legal matters in connection with the Policies. Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale, Florida has advised us on certain matters relating to the federal securities and tax laws.

                                    EXPERTS


The consolidated balance sheets of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended, and the statement of assets and liabilities of First Variable Life Insurance Company - Separate Account VL at December 31, 2000, and the statements of operations and changes in net assets for each of the periods indicated in the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company, and the statements of operations and changes in net assets for the year ended December 31, 1998 of First Variable Life Insurance Company-Separate Account VL appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT

We have filed a registration statement with the SEC under the Securities Act of 1933. This prospectus omits certain information contained in the Registration Statement. You can obtain copies of such additional information from the SEC upon payment of the prescribed fee.

APPENDIX: A

      ANNUAL RATES OF RETURN FOR THE SEPARATE ACCOUNT INVESTMENT OPTIONS

The following tables show performance information for the Separate Account investment options for periods ending December 31, 2000. Table A-1 assumes that each option had been in operation for the same period as its corresponding
Portfolio. Table A-2 is derived from historic performance results of the Separate Account investment options from the date they actually commenced operations to fund variable life insurance policies. Both tables reflect the total of the income generated by the Portfolio shown, less total Portfolio operating expenses, plus or minus realized or unrealized capital gains and losses, and less the deductions for the Policies' mortality and expense risk charge (.90% per annum).

The tables do not reflect  several  significant  charges that will apply to your
Policy: cost of insurance charges, an administrative charge (.40% per annum), a maintenance fee ($2.50 per month if Account Value is less than $100,000), the distribution, premium tax and federal tax charges for the first 10 Policy years (.65% per annum). If these charges were reflected, the total return figures shown would be lower. For an example of the effect of the deduction of the 10 year charges and the surrender charge, compare the "Cash Surrender Value" to the corresponding "Account Value" in the hypothetical illustrations on pages to .

Table A-1  Average Annual Total Return from Portfolio Inception Date

Performance - Mutual Fund Inception Dates - non-standard
                                                                1 Year       3 Year      5 Year      10 year      inception
VIST Small Cap Growth (5/4/95)                                  (15.94)      13.14       12.89          n/a       16.52
VIST World Equity (6/10/88)                                     -6.85%      14.34%      12.77%       11.56%       9.01%
VIST Growth (5/1/87)                                            (15.49)      14.27       18.04        15.03       14.14
VIST Matrix Equity (6/16/88)                                    (14.50)       5.15        7.89        11.13       10.83
VIST Growth & Income (5/31/95)                                    7.86        8.19       12.43          n/a       13.44
VIST Multiple Strategies (5/5/87)                               (13.40)      12.11       14.92        13.21       11.27
VIST High Income Bond (6/1/87)                                 -12.24%      -3.29%       2.90%        7.56%       6.67%
VIST U.S. Gov't Bond (5/27/87)                                   10.07        4.56        4.72         6.52        6.95
FIS Prime Money Fund II (11/94)                                   5.02        4.24        4.09         3.61        4.44
FIS High Income Bond II (3/1/94)                                 (9.92)      (2.39)       3.56          n/a        4.61
AIM Cap. Appreciation (5/5/93)                                  (11.77)      14.51       14.55          n/a       16.47
AIM Growth (5/5/93)                                             (21.30)      12.08       15.76          n/a       15.23
ACS Value (5/1/96)                                               17.19        6.19         n/a          n/a       11.69
DAM Equity 500 Index (10/1/97)                                  (10.10)      11.14         n/a          n/a       10.81
DAM Small Cap Index (8/25/97)                                    (4.76)       3.26         n/a          n/a        5.51
DAM EAFE Index (5/00)                                           (17.56)       8.05         n/a          n/a        4.88
VIPT Int'l Securities Fund (5/1/97)                              (3.27)       8.58       12.21          n/a       12.16
LA Growth & Income (12/11/89)                                    14.83       14.22       16.92        16.81       15.29
MFS New Discovery (initial class) (5/1/98)                      -2.86%         n/a         n/a          n/a      22.09%
MFS Investors Growth Stock (initial class)(5/1/99)              -7.00%         n/a         n/a          n/a      16.93%
MFS Investors Trust (initial class) (10/9/95)                   -1.04%       8.33%      15.15%          n/a      15.83%
MFS New Discovery (service class) (5/00)                         (2.95)        n/a         n/a          n/a       22.06
MFS Investors Growth Stock (service class)(5/00)                 (7.14)        n/a         n/a          n/a       16.87
MFS Investors Trust (service class) (5/00)                       (1.19)       8.28       15.12          n/a       15.80
SEL Communications & Info (10/4/94)                                n/a         n/a         n/a          n/a      (45.30)
FMR Contrafund (1/3/95)                                          (7.73)      13.65       16.82          n/a       20.24
FMR Equity-Income (10/9/86)                                       7.23        7.72       12.50        16.40       12.45
FMR Growth Opps (1/3/95)                                        (18.17)       1.48        9.62          n/a       13.03
VIPT Growth Securities (5/00)                                     0.57        9.24       12.06          n/a       10.93
ACS Income and Growth (10/31/97)                                (11.59)       9.25         n/a          n/a       11.31
ACS International Growth (5/31/94)                              (17.80)      16.52       16.10          n/a       12.67
ACS Ultra (n/a)                                                   n/a         n/a         n/a          n/a         n/a
FIS U.S. Govt. Securities II (3/94)                              10.00        4.93        5.12          n/a        5.21





Fidelity VIP Growth & Income (12/31/96)                          (4.78)       9.72         n/a          n/a       13.97
VIPT Developing Markets (3/4/96)                   (2),(3)      (33.01)      (7.28)        n/a          n/a      (12.68)
VIPT Global Health Care (5/1/98)                                71.16         n/a         n/a          n/a       20.71
INVESCO Dynamics (8/97)                                          (4.52)      20.47         n/a          n/a       19.21
INVESCO Financial Services (9/99)                                23.83         n/a         n/a          n/a       28.04
INVESCO Health Sciences (5/97)                                  29.57       24.08         n/a          n/a       22.76
INVESCO Real Estate Opps (4/98)                                  27.66         n/a         n/a          n/a        2.06
MFS Total Return (5/1/00)                          (4)           14.87        9.32       12.26          n/a       14.52
MFS Utilities (5/1/00)                             (4)            6.10       17.28       19.91          n/a       22.03
PBHG Small Cap Growth (n/a)                                        n/a         n/a         n/a          n/a         n/a
SEL Small Cap Value (5/1/98)                       (1)           32.03         n/a         n/a          n/a       15.22

Table A-2 Annualized Total Return from the Separate Account Investment Options' Inception Date (March 31, 1997)

Standard Performance - Separate Account Inception Dates
                                                1 Year       3 Year      5 Year      10 year      inception   inception date
VIST Small Cap Growth                           (25.76)      10.68         n/a          n/a       15.39      Mar-97
VIST World Equity                               (16.67)      11.94         n/a          n/a       12.91      Mar-97
VIST Growth                                     (25.31)      11.86         n/a          n/a       17.71      Mar-97
VIST Matrix Equity                              (24.32)       2.29         n/a          n/a        8.30      Mar-97
VIST Growth & Income                             (1.96)       5.50         n/a          n/a       11.65      Mar-97
VIST Multiple Strategies                        (23.22)       9.61         n/a          n/a       15.03      Mar-97
VIST High Income Bond                           (22.06)      (6.70)        n/a          n/a       (2.21)     Mar-97
VIST U.S. Gov't Bond                              0.25        1.67         n/a          n/a        4.20      Mar-97
FIS Prime Money Fund II                          (4.80)       1.33         n/a          n/a        2.19      Mar-97
FIS High Income Bond II                            n/a         n/a         n/a          n/a      (16.59)     May-00
AIM Cap. Appreciation                           (21.59)        n/a         n/a          n/a        7.87      May-99
AIM Growth                                      (31.12)        n/a         n/a          n/a       (6.72)     May-99
ACS Value                                         7.37         n/a         n/a          n/a       (2.01)     May-99
DAM Equity 500 Index                            (19.92)        n/a         n/a          n/a       (6.77)     May-99
DAM Small Cap Index                             (14.58)        n/a         n/a          n/a        0.75      May-99
DAM EAFE Index                                     n/a         n/a         n/a          n/a      (22.00)     May-00
VIPT Int'l Securities Fund                      (13.09)        n/a         n/a          n/a       (0.82)     May-99
LA Growth & Income                                5.01         n/a         n/a          n/a        6.32      May-99
MFS New Discovery (initial class)               (12.68)        n/a         n/a          n/a       26.83      May-99
MFS Growth (initial class)                      (16.62)        n/a         n/a          n/a       11.17      May-99
MFS Growth & Income (initial class)             (10.86)        n/a         n/a          n/a       (5.45)     May-99
MFS New Discovery (service class)                  n/a         n/a         n/a          n/a      (16.81)     May-00
MFS Investors Growth Stock(service class)          n/a         n/a         n/a          n/a      (20.22)     May-00
MFS Investors Trust (service class)                n/a         n/a         n/a          n/a      (11.03)     May-00
SEL Communications & Info                          n/a         n/a         n/a          n/a      (54.55)     May-00
FMR Contrafund                                     n/a         n/a         n/a          n/a      (17.27)     May-00
FMR Equity-Income                                  n/a         n/a         n/a          n/a       (1.04)     May-00
FMR Growth Opps                                    n/a         n/a         n/a          n/a      (24.71)     May-00
VIPT Growth Securities                             n/a         n/a         n/a          n/a       (4.90)     May-00



(1) For periods beginning on May 1, 2001, Class 2 fund performance will reflect an additional 12b-1 fee expense, which also affects future performance. (2) For periods after 5/1/97 results reflect a 12b-1 fee expense which also affects all future performance. (3) Performance prior to the 5/1/00 merger reflects in the historical performance.
(4) Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (12b-1 fees).

Performance information shown above for any Separate Account investment option reflects only the performance of an assumed investment in the Separate Account Investment Option for the Policies during the particular time period shown. You should consider this performance information in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Separate Account investment option invests and the market conditions during the given time period. You should not consider it representative of what the Separate Account investment option will achieve in the future. Actual returns will differ from those shown and will depend on a number of factors, including the investment allocations you make and the different investment rates of return for the Portfolios.

APPENDIX: B

               ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
            CASH SURRENDER VALUES AND ACCUMULATED VALUE OF PREMIUMS

The tables in this Appendix B show how a Policy's Death Benefit, Cash Surrender Value and Account Value could change over an extended period of time, assuming constant gross annual rates of return for the Separate Account of 0%, 6% and 12%. ("Gross return" for this purpose means the assumed rate of return the underlying Portfolio has earned before deducting any of its expenses or any Policy Charges and deductions). The tables are based on an initial premium of $30,000 to provide insurance coverage on females aged 55 and males aged 65. The insureds are assumed to be in the nonsmoker standard risk classification. The first version of each of the tables assumes our current (i.e., non-guaranteed) rates for the cost of insurance charge, and other charges we make under a Policy on a daily or monthly basis. The next table is based on our contractually guaranteed rates for those items.

The Death Benefits, Cash Surrender Values and Account Values shown in the tables also reflect an unweighted average of the investment advisory fees and other operating expenses incurred by the Portfolios that were available to Contract Owners on December 31, 1998, at an annual rate of 1.01% of the average daily net assets of the Portfolios. This average reflects a voluntary "cap" on the investment advisory fees. If the investment adviser discontinued these caps, the values illustrated on the following pages could be less. (See "Highlights"). If the unweighted average included investment options first available on May 1, 1999, to average of the investment advisory fee, and other operating expenses insured by the Portfolios would be less and the values illustrated on the following pages would be more.


Taking account of the charges for mortality and expense risks and administrative expense in the Separate Account and the average investment advisory fee and operating expenses of the Portfolios, the gross current annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.91%, 4.09% and 10.09% and -2.21%, 3.79% and 9.79%, respectively for the "current" and "guaranteed" tables. The tables do not reflect any tax charges attributable to the Separate Account since we currently make no such charges. If we impose any such charges in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Death Benefits, Cash Surrender Values and Account Values illustrated.

The second column of each table shows the amount that would accumulate if you instead invested your assumed premiums to earn interest, after taxes of 5% per year, compounded annually.


 $30,000 INITIAL PREMIUM
 $97,565 SPECIFIED AMOUNT

  ------
 FEMALE  NONSMOKER: AGE 55
 CURRENT RATES

F, 55                                        Hypothetical Gross Investment Return - Current Rates
                          0%        0%        0%       6%        6%        6%        12%        12%        12%
End of        Premium     Acct.     Surr.     Death    Acct.     Surr.     Death     Acct.      Surr.      Death
Contract      Paid plus   Value     Value     Benefit  Value     Value     Benefit   Value      Value      Benefit
Year          Int. at 5%
1             31,500      28,974    26,049    97,565   30,747    27,822    97,565    32,520     29,595     97,565
2             33,075      27,981    25,131    97,565   31,513    28,663    97,565    35,254     32,404     97,565
3             34,729      27,022    24,322    97,565   32,299    29,599    97,565    38,221     35,521     97,565
4             36,465      26,095    23,695    97,565   33,105    30,705    97,565    41,440     39,040     97,565
5             38,288      25,198    23,098    97,565   33,932    31,832    97,565    44,932     42,832     97,565
6             40,202      24,331    22,531    97,565   34,781    32,981    97,565    48,722     46,922     97,565
7             42,212      23,493    21,993    97,565   35,652    34,152    97,565    52,834     51,334     97,565
8             44,323      22,683    21,483    97,565   36,545    35,345    97,565    57,296     56,096     97,565
9             46,539      21,900    21,000    97,565   37,461    36,561    97,565    62,137     61,237     97,565
10            48,866      21,143    21,143    97,565   38,401    38,401    97,565    67,390     67,390     97,565
15            62,366      18,169    18,169    97,565   44,583    44,583    97,565    103,741    103,741    120,340
20            79,596      15,593    15,593    97,565   51,787    51,787    97,565    159,976    159,976    171,174
25            101,588     13,363    13,363    97,565   60,181    60,181    97,565    246,693    246,693    259,028
30            129,654     11,432    11,432    97,565   69,961    69,961    97,565    380,416    380,416    399,437

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 $30,000 INITIAL PREMIUM
 $97,565 SPECIFIED AMOUNT

  ------
 FEMALE NONSMOKER: AGE 55
 GUARANTEED RATES

F, 55                                      Hypothetical Gross Investment Return - Guaranteed Rates
                          0%        0%        0%       6%        6%        6%        12%        12%        12%
End of        Premium     Acct.     Surr.     Death    Acct.     Surr.     Death     Acct.      Surr.      Death
Contract      Paid plus   Value     Value     Benefit  Value     Value     Benefit   Value      Value      Benefit
Year          Int. at 5%
1             31,500      28,576    25,651    97,565   30,347    27,422    97,565    32,119     29,194     97,565
2             33,075      27,156    24,306    97,565   30,674    27,824    97,565    34,404     31,554     97,565
3             34,729      25,739    23,039    97,565   30,979    28,279    97,565    36,872     34,172     97,565
4             36,465      24,332    21,932    97,565   31,270    28,870    97,565    39,551     37,151     97,565
5             38,288      22,917    20,817    97,565   31,531    29,431    97,565    42,448     40,348     97,565
6             40,202      21,491    19,691    97,565   31,761    29,961    97,565    45,588     43,788     97,565
7             42,212      20,045    18,545    97,565   31,952    30,452    97,565    48,992     47,492     97,565
8             44,323      18,567    17,367    97,565   32,093    30,893    97,565    52,684     51,484     97,565
9             46,539      17,028    16,128    97,565   32,160    31,260    97,565    56,684     55,784     97,565
10            48,866      15,416    15,416    97,565   32,142    32,142    97,565    61,026     61,026     97,565
15            62,366      6,369     6,369     97,565   31,705    31,705    97,565    92,751     92,751     107,591
20            79,596      0         0         0        26,958    26,958    97,565    142,898    142,898    152,900
25            101,588     0         0         0        10,537    10,537    97,565    220,780    220,780    231,819
30            129,654     0         0         0        0         0         0         338,053    338,053    354,956

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES

AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 $30,000 INITIAL PREMIUM
 $58,178 SPECIFIED AMOUNT

  ------
 MALE NONSMOKER: AGE 65
 CURRENT RATES

M, 65                                        Hypothetical Gross Investment Return - Current Rates
                          0%        0%        0%       6%        6%        6%        12%        12%        12%
End of        Premium     Acct.     Surr.     Death    Acct.     Surr.     Death     Acct.      Surr.      Death
Contract      Paid plus   Value     Value     Benefit  Value     Value     Benefit   Value      Value      Benefit
Year          Int. at 5%
1             31,500      28,974    26,049    58,178   30,747    27,822    58,178    32,520     29,595     58,178
2             33,075      27,981    25,131    58,178   31,513    28,663    58,178    35,254     32,404     58,178
3             34,729      27,022    24,322    58,178   32,299    29,599    58,178    38,221     35,521     58,178
4             36,465      26,095    23,695    58,178   33,105    30,705    58,178    41,440     39.040     58,178
5             38,288      25,198    23,098    58,178   33,932    31,832    58,178    44,932     42,832     58,178
6             40,202      24,331    22,531    58,178   34,781    32,981    58,178    48,722     46,922     58,178
7             42,212      23,493    21,993    58,178   35,652    34,152    58,178    52,834     51,334     59,703
8             44,323      22,683    21,483    58,178   36,545    35,345    58,178    57,296     56,096     63,599
9             46,539      21,900    21,000    58,178   37,461    36,561    58,178    62,137     61,237     67,730
10            48,866      21,143    21,143    58,178   38,401    38,401    58,178    67,390     67,390     72,107
15            62,366      18,169    18,169    58,178   44,583    44,583    58,178    103,741    103,741    108,929
20            79,596      15,593    15,593    58,178   51,787    51,787    58,178    159,976    159,976    167,975
25            101,588     13,363    13,363    58,178   60,181    60,181    63,190    246,693    246,693    259,028
30            129,654     11,432    11,432    58,178   69,961    69,961    70,661    380,416    380,416    384,220

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$30,000 INITIAL PREMIUM
$58,178 SPECIFIED AMOUNT

 ------
MALE NONSMOKER: AGE 65
GUARANTEED RATES

M, 65                                      Hypothetical Gross Investment Return - Guaranteed Rates
                          0%        0%        0%       6%        6%        6%        12%        12%        12%
End of        Premium     Acct.     Surr.     Death    Acct.     Surr.     Death     Acct.      Surr.      Death
Contract      Paid plus   Value     Value     Benefit  Value     Value     Benefit   Value      Value      Benefit
Year          Int. at 5%
1             31,500      28,369    25,444    58,178   30,147    27,222    58,178    31,926     29,001     58,178
2             33,075      26,683    23,833    58,178   30,233    27,383    58,178    34,002     31,152     58,178
3             34,729      24,930    22,230    58,178   30,252    27,552    58,178    36,252     33,552     58,178
4             36,465      23,093    20,693    58,178   30,193    27,793    58,178    38,704     36,304     58,178
5             38,288      21,150    19,050    58,178   30,040    27,940    58,178    41,388     39,288     58,178
6             40,202      19,075    17,275    58,178   29,778    27,978    58,178    44,346     42,546     58,178
7             42,212      16,834    15,334    58,178   29,382    27,882    58,178    47,627     46,127     58,178
8             44,323      14,383    13,183    58,178   28,822    27,622    58,178    51,297     50,097     58,178
9             46,539      11,669    10,769    58,178   28,062    27,162    58,178    55,417     54,517     60,405
10            48,866      8,630     8,630     58,178   27,060    27,060    58,178    59,948     59,948     64,145
15            62,366      0         0         0        17,412    17,412    58,178    91,877     91,877     96,471
20            79,596      0         0         0        0         0         0         139,576    139,576    146,555
25            101,588     0         0         0        0         0         0         208,807    208,807    219,247
30            129,654     0         0         0        0         0         0         315,246    315,246    318,398

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                        APPENDIX C: FINANCIAL STATEMENTS

The financial statements of First Variable Life Insurance Company contained in this prospectus should be considered to bear only upon our ability to meet our obligations under the Policies. They should not be considered as bearing upon the investment experience of the Separate Account.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -

                  Separate Account VL of First Variable Life



                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                              Financial Statements

                                December 31, 2000

                   (With Independent Auditors' Report Thereon)


                         REPORT OF INDEPENDENT AUDITORS



     TheBoard of Directors and Policyholders of First Variable Life Insurance
        Company and Contract Owners of Separate Account VL:


     We have audited the accompanying statements of assets and liabilities of each of the twenty-nine divisions comprising First Variable Life Insurance Company - Separate Account VL, as of December 31, 2000 and the related statements of operations and changes in net assets for each of the periods indicated in the two years then ended. These financial statements are the responsibility of the First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 18, 1999 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions of the twenty-nine divisions comprising First Variable Life Insurance Company - Separate Account VL as of December 31, 2000 and the results of their operations and changes in their net assets for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


     /S/ KPMG LLP


     March 9, 2001

     REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of First Variable Life Insurance Company and Contract Owners of Separate Account VL

     We have audited the accompanying statements of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the year ended December 31, 1998. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States.


     /S/ Ernst & Young LLP


     March 18, 1999

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                      Statements of Assets and Liabilities

                               December 31, 2000




                                                                             VARIABLE INVESTORS SERIES TRUST
                                                                   -----------------------------------------------------
                                                      FEDERATED                     HIGH
                                                        PRIME                      INCOME      MULTIPLE      MATRIX
                                                        MONEY        GROWTH         BOND      STRATEGIES     EQUITY
                                                       FUND II      DIVISION      DIVISION     DIVISION     DIVISION
                                                     ------------  ------------  ----------- ------------- ------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                  $   1,620,978     4,981,403      510,993     3,254,961      810,744
   Receivable from First Variable Life
     Insurance Company                                        --            65           --            38            4
                                                     ------------  ------------  ----------- ------------- ------------

           Total assets                                1,620,978     4,981,468      510,993     3,254,999      810,748

Liabilities - payable to First Variable Life
   Insurance Company                                       7,541            --            2            --           --
                                                     ------------  ------------  ----------- ------------- ------------

           Net assets - contracts in accumulation
             period                                $   1,613,437     4,981,468      510,991     3,254,999      810,748
                                                     ============  ============  =========== ============= ============


Investments in mutual funds at cost                $   1,620,978     6,734,416      690,613     3,828,854    1,056,067
                                                     ============  ============  =========== ============= ============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                      Statements of Assets and Liabilities

                               December 31, 2000




                                                                    VARIABLE INVESTORS SERIES TRUST
                                                     -------------------------------------------------------
                                                         U.S.
                                                      GOVERNMENT       WORLD       GROWTH &      SMALL CAP        AIM
                                                         BOND          EQUITY       INCOME        GROWTH        CAPITAL
                                                       DIVISION       DIVISION     DIVISION      DIVISION     APPRECIATION
                                                     --------------  -----------  ------------  ------------  -------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                  $     719,384      1,196,734     2,682,867     3,457,959      2,786,628
   Receivable from First Variable Life
     Insurance Company                                        --             --            --            31             17
                                                     --------------  -----------  ------------  ------------  -------------

           Total assets                                  719,384      1,196,734     2,682,867     3,457,990      2,786,645

Liabilities - payable to First Variable Life
   Insurance Company                                          --             --            17            --             --
                                                     --------------  -----------  ------------  ------------  -------------

           Net assets - contracts in accumulation
             period                                $     719,384      1,196,734     2,682,850     3,457,990      2,786,645
                                                     ==============  ===========  ============  ============  =============


Investments in mutual funds at cost                $     711,546      1,316,711     2,738,793     4,038,704      3,375,260
                                                     ==============  ===========  ============  ============  =============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000






                                                                          AMERICAN     DeAM VIT      DeAM VIT      TEMPLETON
                                                               AIM         CENTURY      EQUITY       SMALL CAP       INT'L
                                                              GROWTH      VP VALUE       INDEX         INDEX      SECURITIES
                                                           -------------  ----------  ------------  ------------  ------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                        $    2,243,577     439,849     1,457,875       356,561     1,181,396
   Receivable from First Variable Life
     Insurance Company                                               15          --             6            --            --
                                                           -------------  ----------  ------------  ------------  ------------

           Total assets                                       2,243,592     439,849     1,457,881       356,561     1,181,396

Liabilities - payable to First Variable Life
   Insurance Company                                                 --           1            --             2             8
                                                           -------------  ----------  ------------  ------------  ------------

           Net assets - contracts in accumulation
             period                                      $    2,243,592     439,848     1,457,881       356,559     1,181,388
                                                           =============  ==========  ============  ============  ============


Investments in mutual funds at cost                      $    2,806,678     384,187     1,598,363       378,524     1,205,009
                                                           =============  ==========  ============  ============  ============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000





                                                                LORD
                                                               ABBETT           MFS                            MFS
                                                              GROWTH &          NEW             MFS          GROWTH &
                                                               INCOME       DISCOVERY (IC)   GROWTH (IC)    INCOME (IC)
                                                           -------------- ----------------  -----------------------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                        $     1,354,739       1,517,927        253,588        203,480
   Receivable from First Variable Life
     Insurance Company                                                --              --             --              1
                                                           -------------- ----------------  ------------  ---------------

           Total assets                                        1,354,739       1,517,927        253,588        203,481

Liabilities - payable to First Variable Life
   Insurance Company                                                  --              16             --             --
                                                           -------------- ----------------  ------------  ---------------

           Net assets - contracts in accumulation
             period                                      $     1,354,739       1,517,911        253,588        203,481
                                                           ============== ================  ============  ===============


Investments in mutual funds at cost                      $     1,223,254       1,424,229        281,506        199,382
                                                           ============== ================  ============  ===============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000






                                                          TEMPLETON     DeAM VIT                    FIDELITY         FIDELITY
                                                           GROWTH         EAFE        FIDELITY       GROWTH           EQUITY
                                                         SECURITIES       INDEX      CONTRAFUND     OPPORTUNITIES     INCOME
                                                        -------------- ------------ ------------- ------------------ ----------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                     $       502,324      140,071       317,960         44,324         52,143
   Receivable from First Variable Life
     Insurance Company                                             --           --            --              1             --
                                                        -------------- ------------ ------------- ------------------ ----------

           Total assets                                       502,324      140,071       317,960         44,325         52,143

Liabilities - payable to First Variable Life
   Insurance Company                                                3           --            --             --             --
                                                        -------------- ------------ ------------- ------------------ ----------

           Net assets - contracts in accumulation
             period                                   $       502,321      140,071       317,960         44,325         52,143
                                                        ============== ============ ============= ================== ==========


Investments in mutual funds at cost                   $       485,543      152,679       328,159         48,818         49,816
                                                        ============== ============ ============= ================== ==========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000





                                                          FEDERATED                         MFS
                                                            HIGH          SELIGMAN           NEW          MFS           MFS
                                                           INCOME       COMMUNICATION     DISCOVERY     GROWTH       GROWTH &
                                                           BOND II     AND INFORMATION      (SC)         (SC)        INCOME (SC)
                                                        ------------- ----------------- ------------ ------------ ---------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                     $      171,746         569,390      1,447,307      938,225       251,575
   Receivable from First Variable Life
     Insurance Company                                            --               2             --            3             1
                                                        ------------- ----------------- ------------ ------------ ---------------

           Total assets                                      171,746         569,392      1,447,307      938,228       251,576

Liabilities - payable to First Variable Life
   Insurance Company                                              --              --             14           --            --
                                                        ------------- ---------------   ------------ ------------ ---------------

           Net assets - contracts in accumulation
             period                                   $      171,746         569,392      1,447,293      938,228       251,576
                                                        ============= ================= ============ ============ ===============


Investments in mutual funds at cost                   $      180,451         815,145      1,515,375    1,030,113       253,695
                                                        ============= ================= ============ ============ ===============


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 2000




                                                                                     VARIABLE INVESTORS SERIES TRUST
                                                                        -----------------------------------------------------------
                                                          FEDERATED                        HIGH
                                                            PRIME                         INCOME         MULTIPLE        MATRIX
                                                            MONEY          GROWTH          BOND         STRATEGIES       EQUITY
                                                           FUND II        DIVISION       DIVISION        DIVISION       DIVISION
                                                          -----------   -------------   ------------   -------------   -----------

Investment income - dividends                           $    121,933       1,919,728        136,785         520,826       222,420

Expenses -
   risk and administrative charges                            15,428          45,294          5,905          27,219         7,398
                                                          -----------   -------------   ------------   -------------   -----------

           Net investment income                             106,505       1,874,434        130,880         493,607       215,022
                                                          -----------   -------------   ------------   -------------   -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                   --         210,654        (42,863)        221,476       (13,853)
   Net unrealized appreciation (depreciation)
     on investments during the year                               --      (2,954,664)      (174,577)     (1,203,194)     (342,624)
                                                          -----------   -------------   ------------   -------------   -----------

           Net realized and unrealized gain (loss)
             on investments                                       --      (2,744,010)      (217,440)       (981,718)     (356,477)
                                                          -----------   -------------   ------------   -------------   -----------

           Net increase (decrease) in net assets
             resulting from operations                  $    106,505        (869,576)       (86,560)       (488,111)     (141,455)
                                                          ===========   =============   ============   =============   ===========



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 2000




                                                                        VARIABLE INVESTORS SERIES TRUST
                                                          ---------------------------------------------------------
                                                            U.S.
                                                          GOVERNMENT     WORLD         GROWTH &        SMALL CAP          AIM
                                                            BOND         EQUITY         INCOME          GROWTH          CAPITAL
                                                          DIVISION      DIVISION       DIVISION        DIVISION        APPRECIATION
                                                         -----------   ------------   ------------   --------------  ---------------

Investment income - dividends                          $     39,477        307,210        462,612          504,864         77,931

Expenses -
   risk and administrative charges                            5,035         12,931         22,354           27,015         15,728
                                                         -----------   ------------   ------------   --------------  ---------------

           Net investment income                             34,442        294,279        440,258          477,849         62,203
                                                         -----------   ------------   ------------   --------------  ---------------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed              (5,278)       105,942        (91,246)         243,687        228,225
   Net unrealized appreciation (depreciation)
     on investments during the year                          29,390       (536,976)      (147,174)      (1,418,783)      (751,394)
                                                         -----------   ------------   ------------   --------------  ---------------

           Net realized and unrealized gain (loss)
             on investments                                  24,112       (431,034)      (238,420)      (1,175,096)      (523,169)
                                                         -----------   ------------   ------------   --------------  ---------------

           Net increase (decrease) in net assets
             resulting from operations                 $     58,554       (136,755)       201,838         (697,247)      (460,966)
                                                         ===========   ============   ============   ==============  ===============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000






                                                                          AMERICAN        DeAM VIT         DeAM VIT       TEMPLETON
                                                             AIM           CENTURY         EQUITY         SMALL CAP         INT'L
                                                            GROWTH        VP VALUE          INDEX           INDEX         SECURITIES
                                                          -----------     ----------     ------------     -----------     ----------

Investment income - dividends                          $      74,456          6,247              841           1,842         61,849

Expenses -
    risk and administrative charges                           12,441          1,655            7,759           1,432          5,455
                                                          -----------     ----------     ------------     -----------     ----------

            Net investment income (loss)                      62,015          4,592           (6,918)            410         56,394
                                                          -----------     ----------     ------------     -----------     ----------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed             (12,071)        (3,652)          35,679           5,849        (15,062)
    Net unrealized appreciation (depreciation)
      on investments during the year                        (635,697)        60,082         (179,137)        (28,222)       (42,881)
                                                          -----------     ----------     ------------     -----------     ----------

            Net realized and unrealized gain (loss)
              on investments                                (647,768)        56,430         (143,458)        (22,373)       (57,943)
                                                          -----------     ----------     ------------     -----------     ----------

            Net increase (decrease) in net assets
              resulting from operations                $    (585,753)        61,022         (150,376)        (21,963)        (1,549)
                                                          ===========     ==========     ============     ===========     ==========


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000





                                                               LORD
                                                              ABBETT             MFS                               MFS
                                                              GROWTH             NEW              MFS             GROWTH &
                                                             & INCOME         DISCOVERY (IC)   GROWTH (IC)      INCOME (IC)
                                                            -----------     --------------     -----------     -------------

Investment income - dividends                          $         9,404           37,853            2,967            3,283

Expenses -
    risk and administrative charges                              4,154           13,774            2,932            1,657
                                                            -----------     --------------     -----------     -------------

            Net investment income (loss)                         5,250           24,079               35            1,626
                                                            -----------     --------------     -----------     -------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed                (1,894)          98,456           90,852            4,136
    Net unrealized appreciation (depreciation)
      on investments during the year                           137,851         (196,049)         (80,258)          (4,786)
                                                            -----------     --------------     -----------     -------------

            Net realized and unrealized gain (loss)
              on investments                                   135,957          (97,593)          10,594             (650)
                                                            -----------     --------------     -----------     -------------

            Net increase (decrease) in net assets
              resulting from operations                $       141,207          (73,514)          10,629              976
                                                            ===========     ==============     ===========     =============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000






                                                        TEMPLETON       DeAM VIT                         FIDELITY         FIDELITY
                                                         GROWTH          EAFE         FIDELITY            GROWTH           EQUITY
                                                        SECURITIES(1)    INDEX(1)    CONTRAFUND (1)   OPPORTUNITIES(1)    INCOME (1)
                                                       -----------     -----------   ------------    ------------------    --------

Investment income - dividends                        $         --          2,312             --                  --             --

Expenses -
    risk and administrative charges                         1,540            347            541                  78             85
                                                       -----------     -----------   ------------    ------------------    --------

            Net investment income (loss)                   (1,540)         1,965           (541)                (78)           (85)
                                                       -----------     -----------   ------------    ------------------    --------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed            3,303           (495)           (19)               (114)            70
    Net unrealized appreciation (depreciation)
      on investments during the year                       16,780        (12,608)       (10,199)             (4,494)         2,327
                                                       -----------     -----------   ------------    ------------------    --------

            Net realized and unrealized gain (loss)
              on investments                               20,083        (13,103)       (10,218)             (4,608)         2,397
                                                       -----------     -----------   ------------    ------------------    --------

            Net increase (decrease) in net assets
              resulting from operations              $     18,543        (11,138)       (10,759)             (4,686)         2,312
                                                       ===========     ===========   ============    ==================    ========



 (1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000





                                                       FEDERATED                             MFS
                                                         HIGH           SELIGMAN             NEW           MFS            MFS
                                                        INCOME         COMMUNICATION      DISCOVERY      GROWTH         GROWTH &
                                                        BOND II (1)  AND INFORMATION(1)     (SC)  (1)     (SC) (1)    INCOME (SC)(1)
                                                       ----------    -----------------   ------------    ---------    -------------

Investment income - dividends                       $         --            67,365               --            --              --

Expenses -
    risk and administrative charges                          437             1,228            4,468         3,501             671
                                                       ----------    -----------------   ------------    ---------    -------------

            Net investment income (loss)                    (437)           66,137           (4,468)       (3,501)           (671)
                                                       ----------    -----------------   ------------    ---------    -------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed             (94)           (2,359)         (22,409)         (703)           (241)
    Net unrealized appreciation (depreciation)
      on investments during the year                      (8,705)         (245,755)         (68,068)      (91,888)         (2,119)
                                                       ----------    -----------------   ------------    ---------    -------------

            Net realized and unrealized gain (loss)
              on investments                              (8,799)         (248,114)         (90,477)      (92,591)         (2,360)
                                                       ----------    -----------------   ------------    ---------    -------------

            Net increase (decrease) in net assets
              resulting from operations             $     (9,236)         (181,977)         (94,945)      (96,092)         (3,031)
                                                       ==========    =================   ============    =========    =============



 (1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1999




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                    ----------------------------------------------------------------
                                                        FEDERATED                   HIGH                                  U.S.
                                                          PRIME                    INCOME    MULTIPLE     MATRIX       GOVERNMENT
                                                          MONEY       GROWTH        BOND     STRATEGIES   EQUITY          BOND
                                                         FUND II     DIVISION     DIVISION   DIVISION    DIVISION       DIVISION
                                                        ----------  -----------   ---------  ----------  ----------  ---------------

Investment income - dividends                         $    44,679      152,557       1,056      62,209      17,887            557

Expenses -
    risk and administrative charges                         7,366       31,977       6,999      17,899       8,109          5,068
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net investment income (loss)                   37,313      120,580      (5,943)     44,310       9,778         (4,511)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed               --      173,816     (15,184)     72,126      90,107         (1,918)
    Net unrealized appreciation (depreciation)
      on investments during the year                           --      962,384      28,703     470,437      27,164         (8,304)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net realized and unrealized gain (loss)
              on investments                                   --    1,136,200      13,519     542,563     117,271        (10,222)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net increase (decrease) in net assets
              resulting from operations               $    37,313    1,256,780       7,576     586,873     127,049        (14,733)
                                                        ==========  ===========   =========  ==========  ==========    ===========




                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1999




                                                            VARIABLE INVESTORS SERIES TRUST
                                                          -------------------------------------

                                                            WORLD       GROWTH &    SMALL CAP        AIM
                                                            EQUITY       INCOME       GROWTH       CAPITAL
                                                           DIVISION     DIVISION     DIVISION    APPRECIATION  (1)
                                                          -----------  -----------  -----------  --------------

Investment income - dividends                         $       14,884       54,126           --        18,462

Expenses -
    risk and administrative charges                            8,142       20,464       10,815         1,752
                                                          -----------  -----------  -----------  --------------

            Net investment income (loss)                       6,742       33,662      (10,815)       16,710
                                                          -----------  -----------  -----------  --------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed              (8,790)      46,398       52,814         9,088
    Net unrealized appreciation (depreciation)
      on investments during the year                         484,769       21,225      762,445       162,762
                                                          -----------  -----------  -----------  --------------

            Net realized and unrealized gain (loss)
              on investments                                 475,979       67,623      815,259       171,850
                                                          -----------  -----------  -----------  --------------

            Net increase (decrease) in net assets
              resulting from operations               $      482,721      101,285      804,444       188,560
                                                          ===========  ===========  ===========  ==============


 (1)  From commencement of operations, May 1, 1999.



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 1999





                                                                                    BANKERS        BANKERS
                                                                     AMERICAN        TRUST          TRUST         TEMPLETON
                                                         AIM         CENTURY         EQUITY        SMALL CAP        INT'L
                                                       GROWTH  (1)   VP VALUE (1)   INDEX  (1)     INDEX  (1)    SECURITIES(1)
                                                      ----------    -----------    -----------    -----------    ------------

Investment income - dividends                       $    24,182            --          5,764          3,259             --

Expenses -
    risk and administrative charges                       1,110           237          1,089            177            310
                                                      ----------    -----------    -----------    -----------    ------------

            Net investment income (loss)                 23,072          (237)         4,675          3,082           (310)
                                                      ----------    -----------    -----------    -----------    ------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed          5,085          (798)         2,122            737            413
    Net unrealized appreciation (depreciation)
      on investments during the year                     72,596        (4,421)        38,649          6,259         19,268
                                                      ----------    -----------    -----------    -----------    ------------

            Net realized and unrealized gain (loss)
              on investments                             77,681        (5,219)        40,771          6,996         19,681
                                                      ----------    -----------    -----------    -----------    ------------

            Net increase (decrease) in net assets
              resulting from operations             $   100,753        (5,456)        45,446         10,078         19,371
                                                      ==========    ===========    ===========    ===========    ============


 (1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 1999




                                                            LORD
                                                           ABBETT               MFS                                      MFS
                                                           GROWTH               NEW                 MFS                 GROWTH &
                                                         & INCOME  (1)     DISCOVERY   (1)     GROWTH (IC)  (1)      INCOME (IC) (1)
                                                      ----------------      -------------     ---------------       ---------------

Investment income - dividends                       $         19,983             20,653              1,314                   --

Expenses -
    risk and administrative charges                              477              2,204                641                  411
                                                      ----------------     --------------     ---------------       ---------------

            Net investment income (loss)                      19,506             18,449                673                 (411)
                                                      ----------------     --------------     ---------------       ---------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed                 (60)            54,221              8,414                 (910)
    Net unrealized appreciation (depreciation)
      on investments during the year                          (6,366)           289,747             52,339                8,884
                                                      ----------------     --------------     ---------------       ---------------

            Net realized and unrealized gain (loss)
              on investments                                  (6,426)           343,968             60,753                7,974
                                                      ----------------     --------------     ---------------       ---------------

            Net increase (decrease) in net assets
              resulting from operations             $        13,080            362,417             61,426                7,563
                                                      ================     ==============     ===============       ===============


 (1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1998




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                        ------------------------------------------------------
                                                          FEDERATED                     HIGH
                                                           PRIME                       INCOME       MULTIPLE       MATRIX
                                                           MONEY         GROWTH         BOND         STRATEGIES    EQUITY
                                                          FUND II       DIVISION      DIVISION      DIVISION      DIVISION
                                                         -----------    ----------    ----------    ----------    ----------

Investment income - dividends                          $     7,278        279,822        65,715        74,553        51,886

Expenses -
   risk and administrative charges                           1,678         20,578        10,849        10,684         8,453
                                                         -----------    ----------    ----------    ----------    ----------

           Net investment income (loss)                      5,600        259,244        54,866        63,869        43,433
                                                         -----------    ----------    ----------    ----------    ----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                 --         (6,830)      (26,762)       24,546       (33,571)
   Net unrealized appreciation (depreciation)
     on investments during the year                             --        299,094         4,432       186,414       116,810
                                                         -----------    ----------    ----------    ----------    ----------

           Net realized and unrealized gain (loss)
             on investments                                     --        292,264       (22,330)      210,960        83,239
                                                         -----------    ----------    ----------    ----------    ----------

           Net increase in net assets
             resulting from operations                 $     5,600        551,508        32,536       274,829       126,672
                                                         ===========    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1998




                                                                       VARIABLE INVESTORS SERIES TRUST
                                                          ---------------------------------------------------------
                                                              U.S.
                                                           GOVERNMENT        WORLD        GROWTH &       SMALL CAP
                                                              BOND           EQUITY       INCOME          GROWTH
                                                            DIVISION        DIVISION     DIVISION        DIVISION
                                                         --------------     ---------    ----------     -----------

Investment income - dividends                          $       26,915         62,622        54,802              --

Expenses -
   risk and administrative charges                              2,724          7,724        18,507          11,421
                                                         --------------     ---------    ----------     -----------

           Net investment income (loss)                        24,191         54,898        36,295         (11,421)
                                                         --------------     ---------    ----------     -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                   124        (31,647)        3,233         (79,910)
   Net unrealized appreciation (depreciation)
     on investments during the year                            (8,920)       (11,058)      108,532         117,155
                                                         --------------     ---------    ----------     -----------

           Net realized and unrealized gain (loss)
             on investments                                    (8,796)       (42,705)      111,765          37,245
                                                         --------------     ---------    ----------     -----------

           Net increase in net assets
             resulting from operations                 $       15,395         12,193       148,060          25,824
                                                         ==============     =========    ==========     ===========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000




                                                                                     VARIABLE INVESTORS SERIES TRUST
                                                                       -----------------------------------------------------------
                                                        FEDERATED                         HIGH
                                                          PRIME                          INCOME       MULTIPLE         MATRIX
                                                          MONEY          GROWTH           BOND       STRATEGIES        EQUITY
                                                         FUND II        DIVISION        DIVISION      DIVISION        DIVISION
                                                       -------------   ------------    -----------   ------------    -----------

Operations:
    Net investment income                            $      106,505      1,874,434        130,880        493,607        215,022
    Realized gain (loss) on fund shares redeemed                 --        210,654        (42,863)       221,476        (13,853)
    Net unrealized appreciation (depreciation)
      on investments during the year                             --     (2,954,664)      (174,577)    (1,203,194)      (342,624)
                                                       -------------   ------------    -----------   ------------    -----------

            Net increase (decrease) in net assets
              resulting from operations                     106,505       (869,576)       (86,560)      (488,111)      (141,455)
                                                       -------------   ------------    -----------   ------------    -----------

From contract owner transactions:
    Net proceeds from sale of accumulated units           1,862,426      1,692,692         44,375      1,140,994        168,572
    Policy contract charges                                (228,943)      (274,069)       (20,864)      (165,425)       (44,784)
    Cost of accumulation units terminated and
      exchanged                                          (2,695,568)      (896,998)      (292,485)      (327,755)      (118,635)
                                                       -------------   ------------    -----------   ------------    -----------

            Increase (decrease) in net assets
              from contract owner transactions           (1,062,085)       521,625       (268,974)       647,814          5,153
                                                       -------------   ------------    -----------   ------------    -----------

            Increase (decrease) in net assets              (955,580)      (347,951)      (355,534)       159,703       (136,302)

Net assets at beginning of year                           2,569,017      5,329,419        866,525      3,095,296        947,050
                                                       -------------   ------------    -----------   ------------    -----------

Net assets at end of year                            $    1,613,437      4,981,468        510,991      3,254,999        810,748
                                                       =============   ============    ===========   ============    ===========



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000




                                                                     VARIABLE INVESTORS SERIES TRUST
                                                        ----------------------------------------------------------
                                                           U.S.
                                                        GOVERNMENT        WORLD         GROWTH &      SMALL CAP           AIM
                                                           BOND          EQUITY          INCOME         GROWTH          CAPITAL
                                                         DIVISION       DIVISION        DIVISION       DIVISION        APPRECIATION
                                                       -------------   ------------    -----------   -------------   ---------------

Operations:
    Net investment income                            $      34,442         294,279        440,258         477,849          62,203
    Realized gain (loss) on fund shares redeemed            (5,278)        105,942        (91,246)        243,687         228,225
    Net unrealized appreciation (depreciation)
      on investments during the year                        29,390        (536,976)      (147,174)     (1,418,783)       (751,394)
                                                       -------------   ------------    -----------   -------------   ---------------

            Net increase (decrease) in net assets
              resulting from operations                     58,554        (136,755)       201,838        (697,247)       (460,966)
                                                       -------------   ------------    -----------   -------------   ---------------

From contract owner transactions:
    Net proceeds from sale of accumulated units            147,527         209,298        364,214       2,433,210       2,584,773
    Policy contract charges                                (22,991)        (61,145)      (108,384)       (259,678)       (147,273)
    Cost of accumulation units terminated and
      exchanged                                             (1,566)       (194,441)      (474,146)       (379,675)        (45,515)
                                                       -------------   ------------    -----------   -------------   ---------------

            Increase (decrease) in net assets
              from contract owner transactions             122,970         (46,288)      (218,316)      1,793,857       2,391,985
                                                       -------------   ------------    -----------   -------------   ---------------

            Increase (decrease) in net assets              181,524        (183,043)       (16,478)      1,096,610       1,931,019

Net assets at beginning of year                            537,860       1,379,777      2,699,328       2,361,380         855,626
                                                       -------------   ------------    -----------   -------------   ---------------

Net assets at end of year                            $     719,384       1,196,734      2,682,850       3,457,990       2,786,645
                                                       =============   ============    ===========   =============   ===============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000






                                                                         AMERICAN        DeAM VIT        DeAM VIT        TEMPLETON
                                                           AIM           CENTURY          EQUITY         SMALL CAP        INT'L.
                                                         GROWTH          VP VALUE          INDEX           INDEX        SECURITIES
                                                       ------------     -----------     ------------    ------------    ------------

Operations:
    Net investment income                            $      62,015           4,592           (6,918)            410          56,394
    Realized gain (loss) on fund shares redeemed           (12,071)         (3,652)          35,679           5,849         (15,062)
    Net unrealized appreciation (depreciation)
      on investments during the year                      (635,697)         60,082         (179,137)        (28,222)        (42,881)
                                                       ------------     -----------     ------------    ------------    ------------

            Net increase (decrease) in net assets
              resulting from operations                   (585,753)         61,022         (150,376)        (21,963)         (1,549)
                                                       ------------     -----------     ------------    ------------    ------------

From contract owner transactions:
    Net proceeds from sale of accumulated units          2,233,217         294,534        1,114,841         322,699       1,055,988
    Policy contract charges                               (146,395)        (38,602)         (87,492)        (23,881)        (74,720)
    Cost of accumulation units terminated and
      exchanged                                            (44,884)         (8,376)         (23,846)         (3,443)        (22,195)
                                                       ------------     -----------     ------------    ------------    ------------

            Increase (decrease) in net assets
              from contract owner transactions           2,041,938         247,556        1,003,503         295,375         959,073
                                                       ------------     -----------     ------------    ------------    ------------

            Increase (decrease) in net assets            1,456,185         308,578          853,127         273,412         957,524

Net assets at beginning of year                            787,407         131,270          604,754          83,147         223,864
                                                       ------------     -----------     ------------    ------------    ------------

Net assets at end of year                            $   2,243,592         439,848        1,457,881         356,559       1,181,388
                                                       ============     ===========     ============    ============    ============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000





                                                           LORD
                                                          ABBETT              MFS                                 MFS
                                                         GROWTH &             NEW               MFS             GROWTH &
                                                          INCOME          DISCOVERY (IC)    GROWTH (IC)        INCOME (IC)
                                                       -------------     ---------------    -------------    ----------------

Operations:
    Net investment income                            $        5,250            24,079                 35            1,626
    Realized gain (loss) on fund shares redeemed             (1,894)           98,456             90,852            4,136
    Net unrealized appreciation (depreciation)
      on investments during the year                        137,851          (196,049)           (80,258)          (4,786)
                                                       -------------     ---------------    -------------    ----------------

            Net increase (decrease) in net assets
              resulting from operations                     141,207           (73,514)            10,629              976
                                                       -------------     ---------------    -------------    ----------------

From contract owner transactions:
    Net proceeds from sale of accumulated units           1,002,772           606,453            110,074           68,219
    Policy contract charges                                 (56,357)         (114,339)           (36,432)         (19,791)
    Cost of accumulation units terminated and
      exchanged                                              (9,208)         (103,346)          (206,033)         (21,253)
                                                       -------------     ---------------    -------------    ----------------

            Increase (decrease) in net assets
              from contract owner transactions              937,207           388,768           (132,391)          27,175
                                                       -------------     ---------------    -------------    ----------------

            Increase (decrease) in net assets             1,078,414           315,254           (121,762)          28,151

Net assets at beginning of year                             276,325         1,202,657            375,350          175,330
                                                       -------------     ---------------    -------------    ----------------

Net assets at end of year                            $    1,354,739         1,517,911            253,588          203,481
                                                       =============     ===============    =============    ================



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000




                                                     TEMPLETON       DeAM VIT                       FIDELITY       FIDELITY
                                                       GROWTH          EAFE        FIDELITY          GROWTH         EQUITY
                                                     SECURITIES (1)  INDEX (1)   CONTRAFUND (1)  OPPORTUNITIES(1)  INCOME  (1)
                                                     -----------   ------------   ------------   ---------------   ----------

Operations:
    Net investment income                          $     (1,540)         1,965           (541)            (78)           (85)
    Realized gain (loss) on fund shares redeemed          3,303           (495)           (19)           (114)            70
    Net unrealized appreciation (depreciation)
      on investments during the year                     16,780        (12,608)       (10,199)         (4,494)         2,327
                                                     -----------   ------------   ------------   ---------------   ----------

            Net increase (decrease) in net assets
              resulting from operations                  18,543        (11,138)       (10,759)         (4,686)         2,312
                                                     -----------   ------------   ------------   ---------------   ----------

From contract owner transactions:
    Net proceeds from sale of accumulated units         546,174        154,205        339,128          52,612         51,218
    Policy contract charges                             (40,798)        (2,937)       (10,398)         (3,374)        (1,386)
    Cost of accumulation units terminated and
      exchanged                                         (21,598)           (59)           (11)           (227)            (1)
                                                     -----------   ------------   ------------   ---------------   ----------

            Increase in net assets
              from contract owner transactions          483,778        151,209        328,719          49,011         49,831
                                                     -----------   ------------   ------------   ---------------   ----------

            Increase in net assets                      502,321        140,071        317,960          44,325         52,143

Net assets at beginning of year                              --             --             --              --             --
                                                     -----------   ------------   ------------   ---------------   ----------

Net assets at end of year                          $    502,321        140,071        317,960          44,325         52,143
                                                     ===========   ============   ============   ===============   ==========


(1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000




                                                     FEDERATED                               MFS
                                                        HIGH            SELIGMAN             NEW            MFS             MFS
                                                       INCOME        COMMUNICATION        DISCOVERY        GROWTH        GROWTH &
                                                      BOND II (1)  AND INFORMATION (1)    (SC)    (1)    (SC)    (1)  INCOME (SC)(1)
                                                     -----------   --------------------   -----------    -----------   -------------
Operations:
    Net investment income                         $        (437)             66,137           (4,468)        (3,501)          (671)
    Realized gain (loss) on fund shares redeemed            (94)             (2,359)         (22,409)          (703)          (241)
    Net unrealized appreciation (depreciation)
      on investments during the year                     (8,705)           (245,755)         (68,068)       (91,888)        (2,119)
                                                     -----------   --------------------   -----------    -----------   -------------

            Net increase (decrease) in net assets
              resulting from operations                  (9,236)           (181,977)         (94,945)       (96,092)        (3,031)
                                                     -----------   --------------------   -----------    -----------   -------------

From contract owner transactions:
    Net proceeds from sale of accumulated units         184,962             808,361        1,649,803      1,068,163        270,722
    Policy contract charges                              (3,963)            (19,364)        (100,149)       (32,412)       (15,710)
    Cost of accumulation units terminated and
      exchanged                                             (17)            (37,628)          (7,416)        (1,431)          (405)
                                                     -----------   --------------------   -----------    -----------   -------------

            Increase in net assets
              from contract owner transactions          180,982             751,369        1,542,238      1,034,320        254,607
                                                     -----------   --------------------   -----------    -----------   -------------

            Increase in net assets                      171,746             569,392        1,447,293        938,228        251,576

Net assets at beginning of year                              --                  --               --             --             --
                                                     -----------   --------------------   -----------    -----------   -------------

Net assets at end of year                         $     171,746             569,392        1,447,293        938,228        251,576
                                                     ===========   ====================   ===========    ===========   =============


(1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                    ----------------------------------------------------------------
                                                       FEDERATED                    HIGH                                   U.S.
                                                         PRIME                     INCOME      MULTIPLE      MATRIX      GOVERNMENT
                                                         MONEY        GROWTH        BOND      STRATEGIES     EQUITY        BOND
                                                        FUND II      DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                                       -----------  ------------  ----------  ------------ -----------  ------------

Operations:
     Net investment income                           $     37,313       120,580      (5,943)       44,310       9,778       (4,511)
     Realized gain (loss) on fund shares redeemed              --       173,816     (15,184)       72,126      90,107       (1,918)
     Net unrealized appreciation (depreciation)
       on investments during the year                          --       962,384      28,703       470,437      27,164       (8,304)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Net increase (decrease) in net assets
               resulting from operations                   37,313     1,256,780       7,576       586,873     127,049      (14,733)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

From contract owner transactions:
     Net proceeds from sale of accumulated units        2,178,938     1,872,594     287,234     1,439,854     383,574      132,520
     Policy contract charges                              (57,986)     (154,862)    (23,223)      (78,283)    (46,124)     (42,211)
     Cost of accumulation units terminated and
       exchanged                                           (9,211)     (159,996)   (158,212)     (165,432)   (723,802)      (8,290)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Increase (decrease) in net assets
               from contract owner transactions         2,111,741     1,557,736     105,799     1,196,139    (386,352)      82,019
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Increase (decrease) in net assets          2,149,054     2,814,516     113,375     1,783,012    (259,303)      67,286

Net assets at beginning of year                           419,963     2,514,903     753,150     1,312,284   1,206,353      470,574
                                                       -----------  ------------  ----------  ------------ -----------  ------------

Net assets at end of year                            $  2,569,017     5,329,419     866,525     3,095,296     947,050      537,860
                                                       ===========  ============  ==========  ============ ===========  ============


(1)  From commencement of operations, May 1, 1999.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999




                                                           VARIABLE INVESTORS SERIES TRUST
                                                         ---------------------------------------

                                                            WORLD       GROWTH &     SMALL CAP         AIM
                                                           EQUITY        INCOME       GROWTH         CAPITAL
                                                          DIVISION      DIVISION     DIVISION       APPRECIATION(1)
                                                         ------------  -----------  ------------  --------------

Operations:
     Net investment income                           $         6,742       33,662       (10,815)       16,710
     Realized gain (loss) on fund shares redeemed             (8,790)      46,398        52,814         9,088
     Net unrealized appreciation (depreciation)
       on investments during the year                        484,769       21,225       762,445       162,762
                                                         ------------  -----------  ------------  --------------

             Net increase (decrease) in net assets
               resulting from operations                     482,721      101,285       804,444       188,560
                                                         ------------  -----------  ------------  --------------

From contract owner transactions:
     Net proceeds from sale of accumulated units             219,476      793,471       235,042       690,836
     Policy contract charges                                 (35,328)     (87,844)      (60,477)      (10,764)
     Cost of accumulation units terminated and
       exchanged                                            (109,769)    (105,075)     (168,906)      (13,006)
                                                         ------------  -----------  ------------  --------------

             Increase (decrease) in net assets
               from contract owner transactions               74,379      600,552         5,659       667,066
                                                         ------------  -----------  ------------  --------------

             Increase (decrease) in net assets               557,100      701,837       810,103       855,626

Net assets at beginning of year                              822,677    1,997,491     1,551,277            --
                                                         ------------  -----------  ------------  --------------

Net assets at end of year                            $     1,379,777    2,699,328     2,361,380       855,626
                                                         ============  ===========  ============  ==============


(1)  From commencement of operations, May 1, 1999.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999





                                                                                        BANKERS       BANKERS
                                                                       AMERICAN         TRUST          TRUST         TEMPLETON
                                                          AIM           CENTURY         EQUITY        SMALL CAP        INT'L.
                                                         GROWTH  (1)   VP VALUE  (1)    INDEX  (1)    INDEX   (1)   SECURITIES (1)
                                                        ---------      ----------      ---------      ---------      -----------

Operations:
     Net investment income                            $   23,072            (237)         4,675          3,082             (310)
     Realized gain (loss) on fund shares redeemed          5,085            (798)         2,122            737              413
     Net unrealized appreciation (depreciation)
       on investments during the year                     72,596          (4,421)        38,649          6,259           19,268
                                                        ---------      ----------      ---------      ---------      -----------

            Net increase (decrease) in net assets
              resulting from operations                  100,753          (5,456)        45,446         10,078           19,371
                                                        ---------      ----------      ---------      ---------      -----------

From contract owner transactions:
     Net proceeds from sale of accumulated units         715,287         144,669        589,275         76,014          216,441
     Policy contract charges                             (15,321)         (3,720)       (12,584)        (2,932)          (5,579)
     Cost of accumulation units terminated and
       exchanged                                         (13,312)         (4,223)       (17,383)           (13)          (6,369)
                                                        ---------      ----------      ---------      ---------      -----------

            Increase in net assets
              from contract owner transactions           686,654         136,726        559,308         73,069          204,493
                                                        ---------      ----------      ---------      ---------      -----------

            Increase in net assets                       787,407         131,270        604,754         83,147          223,864

Net assets at beginning of year                               --              --             --             --               --
                                                        ---------      ----------      ---------      ---------      -----------

Net assets at end of year                             $  787,407         131,270        604,754         83,147          223,864
                                                        =========      ==========      =========      =========      ===========


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999




                                                         LORD
                                                        ABBETT          MFS           MFS              MFS
                                                       GROWTH &         NEW         GROWTH          GROWTH &
                                                        INCOME  (1)  DISCOVERY (1)   (IC)  (1)    INCOME (IC) (1)
                                                     -----------    -----------    ---------     --------------
Operations:
     Net investment income                          $    19,506         18,449          673             (411)
     Realized gain (loss) on fund shares redeemed           (60)        54,221        8,414             (910)
     Net unrealized appreciation (depreciation)
       on investments during the year                    (6,366)       289,747       52,339            8,884
                                                     -----------    -----------    ---------     --------------

            Net increase (decrease) in net assets
              resulting from operations                  13,080        362,417       61,426            7,563
                                                     -----------    -----------    ---------     --------------

From contract owner transactions:
     Net proceeds from sale of accumulated units        275,012      1,021,413      321,047          179,818
     Policy contract charges                             (5,410)       (12,314)      (6,982)          (7,005)
     Cost of accumulation units terminated and
       exchanged                                         (6,357)      (168,859)        (141)          (5,046)
                                                     -----------    -----------    ---------     --------------

            Increase in net assets
              from contract owner transactions          263,245        840,240      313,924          167,767
                                                     -----------    -----------    ---------     --------------

            Increase in net assets                      276,325      1,202,657      375,350          175,330

Net assets at beginning of year                               --              --            --                --
                                                     -----------    -----------    ---------     --------------

Net assets at end of year                            $  276,325      1,202,657      375,350          175,330
                                                     ===========    ===========    =========     ==============


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998




                                                                              VARIABLE INVESTORS SERIES TRUST
                                                                   --------------------------------------------------------
                                                     FEDERATED                       HIGH
                                                       PRIME                        INCOME       MULTIPLE        MATRIX
                                                       MONEY         GROWTH          BOND       STRATEGIES       EQUITY
                                                      FUND II       DIVISION       DIVISION      DIVISION       DIVISION
                                                     -----------   ------------   -----------   ------------   ------------

Operations:
   Net investment income                           $      5,600        259,244        54,866         63,869         43,433
   Realized gain (loss) on fund shares redeemed              --         (6,830)      (26,762)        24,546        (33,571)
   Net unrealized appreciation (depreciation)
     on investments during the year                          --        299,094         4,432        186,414        116,810
                                                     -----------   ------------   -----------   ------------   ------------

           Net increase in net assets
             resulting from operations                    5,600        551,508        32,536        274,829        126,672
                                                     -----------   ------------   -----------   ------------   ------------

From contract owner transactions:
   Net proceeds from sale of accumulated units          358,835      1,225,672       466,386        750,223        853,105
   Cost of accumulation units terminated and
     exchanged                                           (2,727)       (91,912)     (521,331)      (114,836)       (21,299)
                                                     -----------   ------------   -----------   ------------   ------------

           Increase (decrease) in net assets
             from contract owner transactions           356,108      1,133,760       (54,945)       635,387        831,806
                                                     -----------   ------------   -----------   ------------   ------------

           Increase (decrease) in net assets            361,708      1,685,268       (22,409)       910,216        958,478

Net assets at beginning of year                          58,255        829,635       775,559        402,068        247,875
                                                     -----------   ------------   -----------   ------------   ------------

Net assets at end of year                          $    419,963      2,514,903       753,150      1,312,284      1,206,353
                                                     ===========   ============   ===========   ============   ============


See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998




                                                                   VARIABLE INVESTORS SERIES TRUST
                                                      ----------------------------------------------------------
                                                          U.S.
                                                       GOVERNMENT         WORLD       GROWTH &       SMALL CAP
                                                          BOND           EQUITY        INCOME         GROWTH
                                                        DIVISION        DIVISION      DIVISION       DIVISION
                                                     ---------------    ----------   ------------   ------------

Operations:
   Net investment income                           $        24,191         54,898         36,295        (11,421)
   Realized gain (loss) on fund shares redeemed                124        (31,647)         3,233        (79,910)
   Net unrealized appreciation (depreciation)
     on investments during the year                         (8,920)       (11,058)       108,532        117,155
                                                     ---------------    ----------   ------------   ------------

           Net increase in net assets
             resulting from operations                      15,395         12,193        148,060         25,824
                                                     ---------------    ----------   ------------   ------------

From contract owner transactions:
   Net proceeds from sale of accumulated units             352,694        480,470      1,107,293      1,040,477
   Cost of accumulation units terminated and
     exchanged                                              (3,780)       (49,317)       (84,267)      (109,741)
                                                     ---------------    ----------   ------------   ------------

           Increase (decrease) in net assets
             from contract owner transactions              348,914        431,153      1,023,026        930,736
                                                     ---------------    ----------   ------------   ------------

           Increase (decrease) in net assets               364,309        443,346      1,171,086        956,560

Net assets at beginning of year                            106,265        379,331        826,405        594,717
                                                     ---------------    ----------   ------------   ------------

Net assets at end of year                          $       470,574        822,677      1,997,491      1,551,277
                                                     ===============    ==========   ============   ============


See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                          Notes to Financial Statements

                                December 31, 2000


  (1)   ORGANIZATION

        First Variable Life Insurance Company - Separate Account VL (the Fund), which began operations on March 31, 1997, is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Eight of the investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining twenty-one investment divisions are invested in the Federated Prime Money Fund II AIM Capital Appreciation, AIM Growth, American Century VP Value, DeAM VIT Equity Index, DeAM VIT Small Capital Index, Templeton International Securities, Lord Abbett Growth and Income, MFS New Discovery (IC), MFS Growth (IC), MFS Growth and Income (IC), Templeton Growth Securities, DeAM VIT EAFE Index, Fidelity Contrafund, Fidelity Growth Opportunities, Fidelity Equity Income, Federated High Income Bond II, Seligman Communication and Information, MFS New Discovery (SC), MFS Growth (SC), and MFS Growth & Income (SC), all of which are open-end management investment companies. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

        First Variable Life is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc. First Variable Life is domiciled in the State of Arkansas.

        The assets of the Fund are not available to meet the general obligations of First Variable Life or ILona, and are held for the exclusive benefit of the contract owners participating in the Fund.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

              INVESTMENTS

              The Fund's investments in the corresponding series of mutual funds are stated at the net asset values per share of the respective series, which approximates fair value. Investment transactions are accounted for on the date the shares are purchased or sold. Effective August 1, 2000 the cost of shares sold and redeemed is determined on the weighted average method. Prior to that the first in, first out method was used to determine these amounts. The change in methods resulted in a reclassification and had no impact on net assets. Dividends and capital gain distributions received from the mutual funds are reinvested in additional shares of the respective mutual funds and are recorded as income by the Fund on the ex-dividend date.


              FEDERAL INCOME TAXES

              For Federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  (3)   INVESTMENTS

        The following table presents selected data for investments in each of the divisions of the Fund at December 31, 2000:

                                                             NUMBER OF                                     NET ASSET
                                                              SHARES                  COST                   VALUE
                                                          ----------------      ------------------      -----------------
        Federated Prime Money Fund II                        1,620,978               1,620,978                 1,620,978
        Growth Division                                        158,943               6,734,416                 4,981,403
        High Income Bond Division                               77,564                 690,613                   510,993
        Multiple Strategies Division                           203,573               3,828,854                 3,254,961
        Matrix Equity Division                                  66,297               1,056,067                   810,744
        U.S. Government Bond Division                           68,711                 711,546                   719,384
        World Equity Division                                   76,278               1,316,711                 1,196,734
        Growth & Income Division                               179,552               2,738,793                 2,682,867
        Small Cap Growth Division                              170,868               4,038,704                 3,457,959
        AIM Capital Appreciation                                90,358               3,375,260                 2,786,628
        AIM Growth                                              90,394               2,806,678                 2,243,577
        American Century VP Value                               65,944                 384,187                   439,849
        DeAM VIT Equity Index                                  105,873               1,598,363                 1,457,875
        DeAM VIT Small Cap Index                                32,123                 378,524                   356,561
        Templeton Int'l Securities                              63,278               1,205,009                 1,181,396
        Lord Abbett Growth & Income                             53,231               1,223,254                 1,354,739
        MFS New Discovery (IC)                                  91,386               1,424,229                 1,517,927
        MFS Growth (IC)                                         19,507                 281,506                   253,588
        MFS Growth & Income (IC)                                 9,685                 199,382                   203,480
        Templeton Growth Securities                             36,666                 485,543                   502,324
        DeAM VIT EAFE Index                                     12,574                 152,679                   140,071
        Fidelity Contrafund                                     13,450                 328,159                   317,960
        Fidelity Growth Opportunities                            2,507                  48,818                    44,324
        Fidelity Equity Income                                   2,052                  49,816                    52,143
        Federated High Income Bond II                           20,301                 180,451                   171,746
        Seligman Communication & Information                    38,472                 815,145                   569,390
        MFS New Discovery (SC)                                  87,240               1,515,375                 1,447,307
        MFS Growth (SC)                                         72,282               1,030,113                   938,225
        MFS Growth & Income (SC)                                11,991                 253,695                   251,575
                                                          ================      ==================      =================

  (4)   NET ASSETS

        Variable life net assets at December 31, 2000 consists of the following:

                                                     ACCUMULATION       ACCUMULATION            NET          2000 TOTAL
                                                        UNITS            UNIT VALUE            ASSETS          RETURN
                                                   -----------------  ------------------   ---------------  -------------
        Cap One Pay policies:
            Federated Prime Money Fund II                 54,432         11.671571                635,307         5.02
            Growth Division                              128,067         18.544991              2,375,011       (15.49)
            High Income Bond Division                     42,288         10.023863                423,886       (12.30)
            Multiple Strategies Division                  84,802         17.231223              1,461,250       (13.40)
            Matrix Equity Division                        27,621         14.271495                394,189       (14.50)
            U.S. Government Bond Division                 43,186         12.490504                539,410        10.07
            World Equity Division                         52,475         16.605655                871,388        (6.89)
            Growth & Income Division                     107,670         15.655578              1,685,636         7.86
            Small Cap Growth Division                     60,471         17.399622              1,052,170       (15.94)
            AIM Capital Appreciation                      68,792         12.343941                849,166       (11.77)
            AIM Growth                                    42,747          9.909159                423,584       (21.30)
            American Century VP Value                      4,474         10.669774                 47,734        17.19
            DeAM VIT Equity Index                         30,340          9.900667                300,388       (10.10)
            DeAM VIT Small Cap Index                       3,518         11.124655                 39,132        (4.76)
            Templeton Int'l Securities                    29,516         10.863900                320,660        (3.27)
            Lord Abbett Growth & Income                   11,915         12.074441                143,871        14.83
            MFS New Discovery (IC)                        37,921         15.882216                602,269        (2.88)
            MFS Growth (IC)                                4,682         12.941798                 60,595        (7.04)
            MFS Growth & Income (IC)                       5,928         10.111651                 59,943        (1.05)
            Templeton Growth Securities                    8,637         10.564971                 91,249         5.65 *
            DeAM VIT EAFE Index                            1,275          8.843767                 11,275       (11.56)*
            Fidelity Contrafund                            4,149          9.384509                 38,932        (6.16)*
            Fidelity Growth Opportunities                    151          8.564505                  1,296       (14.36)*
            Fidelity Equity Income                           466         10.991516                  5,120         9.92 *
            Federated High Income Bond II                  8,560          9.333470                 79,895        (6.67)*
            Seligman Comm. & Information                  20,208          5.561007                112,377       (44.39)*
            MFS New Discovery (SC)                         8,758          9.565473                 83,770        (4.35)*
            MFS Growth (SC)                               48,938          9.041666                442,480        (9.58)*
            MFS Growth & Income (SC)                         980          9.978361                  9,778        (0.22)*
                                                   =================  ==================   ===============  =============

        * Returns for periods less than one
            year are not annualized.

                                                     ACCUMULATION       ACCUMULATION            NET          2000 TOTAL
                                                        UNITS            UNIT VALUE            ASSETS          RETURN
                                                   -----------------  ------------------   ---------------  -------------

        Cap Solutions policies:
            Federated Prime Money Fund II                 86,803         11.268361                978,130         5.25
            Growth Division                              166,064         15.695520              2,606,458       (15.31)
            High Income Bond Division                      9,710          8.970300                 87,105       (12.11)
            Multiple Strategies Division                 122,083         14.692811              1,793,749       (13.21)
            Matrix Equity Division                        35,488         11.738006                416,559        14.31
            U.S. Government Bond Division                 15,701         11.462347                179,974        10.31
            World Equity Division                         21,596         15.065348                325,346        (6.68)
            Growth & Income Division                      78,196         12.752715                997,215         8.10
            Small Cap Growth Division                    161,377         14.908071              2,405,819       (15.76)
            AIM Capital Appreciation                     156,356         12.391431              1,937,478       (11.57)
            AIM Growth                                   182,965          9.947287              1,820,008       (21.13)
            American Century VP Value                     36,609         10.710806                392,114        17.44
            DeAM VIT Equity Index                        116,463          9.938740              1,157,493        (9.90)
            DeAM VIT Small Cap Index                      28,424         11.167462                317,427        (4.54)
            Templeton Int'l Securities                    78,925         10.905679                860,728        (3.06)
            Lord Abbett Growth & Income                   99,900         12.120849              1,210,867        15.08
            MFS New Discovery (IC)                        57,431         15.943290                915,642        (2.66)
            MFS Growth (IC)                               14,855         12.991550                192,993        (6.84)
            MFS Growth & Income (IC)                      14,141         10.150538                143,537        (0.83)
            Templeton Growth Securities                   38,857         10.579028                411,073         5.79 *
            DeAM VIT EAFE Index                           14,544          8.855551                128,796       (11.44)*
            Fidelity Contrafund                           29,693          9.397022                279,028        (6.03)*
            Fidelity Growth Opportunities                  5,017          8.575925                 43,028       (14.24)*
            Fidelity Equity Income                         4,272         11.006138                 47,023        10.06 *
            Federated High Income Bond II                  9,828          9.345905                 91,851        (6.54)*
            Seligman Comm. & Information                  82,072          5.568449                457,015       (44.32)*
            MFS New Discovery (SC)                       142,357          9.578223              1,363,523        (4.22)*
            MFS Growth (SC)                               54,756          9.053717                495,747        (9.46)*
            MFS Growth & Income  (SC)                     24,200          9.991647                241,798        (0.08)*
                                                   =================  ==================   ===============  =============

        * Returns for periods less than one
            year are not annualized

  (5)   PURCHASES AND SALES OF SECURITIES

        Cost of purchases and proceeds from sales of each mutual fund during the year ended December 31, 2000 are shown below:

                                                                                                            PROCEEDS
                                                                                           PURCHASES       FROM SALES
                                                                                         ---------------  --------------

        Federated Prime Money Fund II                                                  $     8,801,407        9,757,162
        Growth Division                                                                      4,440,307        2,044,195
        High Income Bond Division                                                              188,582          326,813
        Multiple Strategies Division                                                         3,289,588        2,147,932
        Matrix Equity Division                                                                 398,950          178,814
        U.S. Government Bond Division                                                          376,463          219,019
        World Equity Division                                                                  945,980          698,179
        Growth & Income Division                                                             1,991,667        1,769,703
        Small Cap Growth Division                                                            7,250,404        4,978,504
        AIM Capital Appreciation                                                             4,096,289        1,642,130
        AIM Growth                                                                           2,682,152          577,697
        American Century VP Value                                                              291,769           39,621
        DeAM VIT Equity Index                                                                1,618,542          621,955
        DeAM VIT Small Cap Index                                                               630,682          334,926
        Templeton Int'l Securities                                                           1,194,938          179,520
        Lord Abbett Growth & Income                                                          1,010,539           67,991
        MFS New Discovery (IC)                                                                 922,414          509,674
        MFS Growth (IC)                                                                        396,368          528,817
        MFS Growth & Income (IC)                                                               155,860          127,063
        Templeton Growth Securities                                                            619,036          136,527
        DeAM VIT EAFE Index                                                                    157,469            4,307
        Fidelity Contrafund                                                                    329,897            1,719
        Fidelity Growth Opportunities                                                            1,848           50,780
        Fidelity Equity Income                                                                   4,278           54,024
        Federated High Income Bond II                                                          183,319            2,774
        Seligman Comm. & Information                                                           856,812           39,719
        MFS New Discovery (SC)                                                               3,229,019        1,691,558
        MFS Growth (SC)                                                                      1,046,256           15,467
        MFS Growth & Income (SC)                                                               292,176           38,152
                                                                                         ===============  ==============

  (6)   EXPENSES

        As more fully disclosed in the prospectus, First Variable Life charges the Fund, based on the value of the Fund, various charges. For Cap One Pay policies, First Variable Life charges the Fund at an annual rate of .90% for mortality and expense risks. For Cap Solutions policies, First Variable Life charges the Fund at an annual rate of .70% for mortality and expense risks. Total charges to the Fund for the year ended December 31, 2000 were $129,245 and $119,217 for Cap One Pay policies and Cap Solutions policies, respectively.


  (7)   DIVERSIFICATION REQUIREMENTS

        Under the provisions of section 817(h) of the Internal Revenue Code (the
        Code), a variable life contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as a life contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

        The Internal Revenue Service has issued regulations under section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

  (8)   PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

        First Variable Capital Services, Inc., a wholly owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.


                              Financial Statements

                      First Variable Life Insurance Company


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)


                          REPORT OF INDEPENDENT AUDITORS



     The Board of Directors and Stockholder
     First Variable Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying financial statements of First Variable Life Insurance Company and subsidiaries as of and for the year ended December 31, 1998 were audited by other auditors whose report thereon dated February 2, 1999 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the consolidated results of their operations and their cash flows for the years ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.



     /S/ KPMG LLP


     March 30, 2001

        REPORT OF INDEPENDENT AUDITORS

        The Board of Directors and Stockholder
        First Variable Life Insurance Company

        We have audited the accompanying consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, consolidated results of operations and cash flows of First Variable Life Insurance Company for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States.



        /S/ Ernst & Young LLP


        Chicago, Illinois
        February 2, 1999

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999

                        (In thousands, except share data)




                                                        ASSETS                                  2000         1999
                                                                                             -----------  -----------

Investments:
    Fixed maturities - available-for-sale, at fair value
      (amortized cost:  2000 - $130,462; 1999 - $158,248)                                  $    132,858      156,056
    Option contracts                                                                              2,411        2,939
    Equity securities - at fair value
      (cost:  2000 - $0; 1999 - $684)                                                                --           12
    Policy loans                                                                                  1,346          965
                                                                                             -----------  -----------

             Total investments                                                                  136,615      159,972

Cash and cash equivalents                                                                           697        3,944
Accrued investment income                                                                         2,459        3,003
Deferred income tax asset                                                                         1,569           --
Federal income tax recoverable                                                                      200           20
Deferred policy acquisition costs                                                                19,361       15,912
Value of insurance in force acquired                                                              5,676       11,605
Property and equipment, less allowance for depreciation
    of $1,552 in 2000 and $1,106 in 1999                                                          1,010        1,023
Goodwill, less accumulated amortization of $913
    in 2000 and $767 in 1999                                                                      2,010        2,156
Other assets                                                                                        588          617
Assets held in separate accounts                                                                276,342      304,341
                                                                                             -----------  -----------

             Total assets                                                                  $    446,527      502,593
                                                                                             ===========  ===========

                                         LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Future policy benefits for annuity and life products                                   $    101,127      119,252
    Unearned revenue reserve                                                                        153          213
    Supplementary contracts without life contingencies                                           18,080       20,831
    Claim liability                                                                                 130           66
    Deferred income tax liability                                                                    --          111
    Due to affiliates                                                                               439          303
    Other liabilities                                                                             1,730        2,012
    Liabilities related to separate accounts                                                    276,342      304,341
                                                                                             -----------  -----------

             Total liabilities                                                                  398,001      447,129
                                                                                             -----------  -----------

Stockholder's equity:
    Capital stock, par value $1.00 per share - authorized
      3,500,000 shares, issued and outstanding 2,500,000 shares                                   2,500        2,500
    Additional paid-in capital                                                                   53,104       53,104
    Accumulated other comprehensive income (loss)                                                   556         (909)
    Retained (deficit) earnings                                                                  (7,634)         769
                                                                                             -----------  -----------

             Total stockholder's equity                                                          48,526       55,464
                                                                                             -----------  -----------

             Total liabilities and stockholder's equity                                    $    446,527      502,593
                                                                                             ===========  ===========


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Statements of Income

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                        2000        1999        1998
                                                                                     -----------  ---------   ---------

Revenues:
    Annuity and life product charges                                               $      7,069      4,767       4,026
    Reinsurance premium                                                                    (107)       (33)         --
    Net investment income                                                                10,093     15,108      22,295
    Realized (losses) gains on investments                                               (2,816)     7,209       2,723
    Other income                                                                          1,797      3,940       1,576
                                                                                     -----------  ---------   ---------

             Total revenues                                                              16,036     30,991      30,620
                                                                                     -----------  ---------   ---------

Benefits and expenses:
    Annuity and life benefits                                                             6,610     10,208      15,643
    Underwriting, acquisition, and insurance
      expenses                                                                           10,544      9,758       9,828
    Amortization of value of insurance in
      force acquired and deferred policy
      acquisition costs, net                                                              9,368     13,030       3,473
    Management fee paid to parent                                                           721        589         480
    Other expenses                                                                        1,662      1,491       1,469
                                                                                     -----------  ---------   ---------

             Total benefits and expenses                                                 28,905     35,076      30,893
                                                                                     -----------  ---------   ---------

             Loss before Federal income
               tax benefit                                                              (12,869)    (4,085)       (273)
                                                                                     -----------  ---------   ---------

    Federal income tax (benefit) expense:
      Current tax                                                                        (1,997)        (4)         12
      Deferred tax                                                                       (2,469)      (954)       (394)
                                                                                     -----------  ---------   ---------

             Total Federal income tax benefit                                            (4,466)      (958)       (382)
                                                                                     -----------  ---------   ---------

             Net (loss) income                                                     $     (8,403)    (3,127)        109
                                                                                     ===========  =========   =========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                              ACCUMULATED
                                                           ADDITIONAL            OTHER                                 TOTAL
                                            CAPITAL         PAID-IN          COMPREHENSIVE        RETAINED         STOCKHOLDER'S
                                             STOCK          CAPITAL          INCOME (LOSS)        EARNINGS            EQUITY
                                          ------------   ---------------   -----------------   ---------------  --------------------

Balance at December 31, 1997            $       2,500           53,104             9,066              3,787            68,457

Net income                                         --               --                --                109               109

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --              (871)                --              (871)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                       (762)
                                                                                                                --------------------

Balance at December 31, 1998                    2,500           53,104             8,195              3,896            67,695

Net income                                         --               --                --             (3,127)           (3,127)

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --            (9,104)                --            (9,104)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                    (12,231)
                                                                                                                --------------------

Balance at December 31, 1999                    2,500           53,104              (909)               769            55,464

Net loss                                           --               --                --             (8,403)           (8,403)

Net unrealized investment
    gain, net of reclassification
    adjustment                                     --               --             1,465                 --             1,465
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                     (6,938)
                                                                                                                --------------------

Balance at December 31, 2000            $       2,500           53,104               556             (7,634)           48,526
                                          ============   ===============   =================   ===============  ====================


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                 2000         1999          1998
                                                                              -----------  ------------   ----------

Operating activities:
    Net (loss) income                                                       $     (8,403)       (3,127)         109
    Adjustments to reconcile net (loss) income to net
      cash provided by operating activities:
        Adjustments related to interest-sensitive products:
           Annuity and life benefits                                               6,501        10,159       15,643
           Annuity product charges                                                (7,069)       (4,767)      (4,026)
        Realized losses (gains) on investments                                     2,816        (7,209)      (2,723)
        Policy acquisition costs deferred                                         (9,892)       (7,492)      (3,665)
        Amortization of deferred policy acquisition costs                          5,466         4,151          912
        Provision for depreciation and other amortization                          4,374         9,244        2,154
        Provision for income taxes                                                (2,649)       (1,061)        (382)
        Other                                                                        430         1,955          482
                                                                              -----------  ------------   ----------

             Net cash (used in) provided by operating activities                  (8,426)        1,853        8,504
                                                                              -----------  ------------   ----------

Investing activities:
    Sale, maturity, or repayment of fixed
      maturity investments                                                        28,039       111,503       61,253
    Acquisition of fixed maturities                                               (2,267)      (16,696)     (29,074)
    Change in value of option contracts                                              527          (660)      (1,223)
    Policy loans and other                                                          (813)       (1,078)        (840)
                                                                              -----------  ------------   ----------

             Net cash provided by investing activities                            25,486        93,069       30,116
                                                                              -----------  ------------   ----------

Financing and other miscellaneous activities:
    Receipts from interest-sensitive products
      credited to policyholder account balances                                   70,405        72,176       58,317
    Return of policyholder account balances on
      interest-sensitive products                                                (90,712)     (166,507)     (96,613)
                                                                              -----------  ------------   ----------

             Net cash used in financing and other
               miscellaneous activities                                          (20,307)      (94,331)     (38,296)
                                                                              -----------  ------------   ----------

             Net (decrease) increase in cash and
               cash equivalents                                                   (3,247)          591          324

Cash and cash equivalents at beginning of year                                     3,944         3,353        3,029
                                                                              -----------  ------------   ----------

Cash and cash equivalents at end of year                                    $        697         3,944        3,353
                                                                              ===========  ============   ==========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998




  (1)   SIGNIFICANT ACCOUNTING POLICIES

              ORGANIZATION AND NATURE OF BUSINESS

              First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc.

              The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

              CONSOLIDATION

              The consolidated financial statements include the Company and its wholly owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

              INVESTMENTS

                  Fixed Maturities and Equity Securities

                  Fixed-maturity securities (bonds) are categorized as "available-for-sale," and as a result, are reported at fair value, with unrealized gains and losses on these securities included directly in accumulated other comprehensive income in stockholder's equity, net of certain adjustments (see note 3).

                  Option contracts are carried at unamortized premium paid for the contract adjusted for changes in their intrinsic value resulting from movements in the S&P 500 index. Changes in the intrinsic value are credited to investment income.

                  Policy loans are carried at unpaid principal balances.

                  Premiums and discounts on investments are amortized or accreted using methods which result in a constant yield over the securities' expected lives. Amortization or accretion of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

                  Equity securities (common stocks) are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in accumulated other comprehensive income in stockholder's equity.

              REALIZED GAINS AND LOSSES ON INVESTMENTS

              The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

              CASH AND CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

              DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

              To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILona. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired.

              For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of unrealized investment gains and losses) to be realized from a group of products are revised.

              PROPERTY AND EQUIPMENT

              Property and equipment are reported at cost, less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

              GOODWILL

              Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired at the date the Company was acquired by ILona. Goodwill is being amortized on a straight-line basis over a period of twenty years.

              The carrying value of goodwill is regularly reviewed for indication of impairment in value which, in the view of management, is other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company will assess the fair value of the underlying business and reduce goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs of goodwill.

              FUTURE POLICY BENEFITS

              Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 3.0% to 8.0% in 2000, 3.0% to 10% in 1999, and 3.0% to 7.0% in 1998.

              DEFERRED INCOME TAXES

              Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

              SEPARATE ACCOUNTS

              The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

              RECOGNITION OF PREMIUM REVENUES AND COSTS

              Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

              Approximately 52% and 60% of the direct business written (as measured by premiums received) during the periods ended December 31, 2000 and 1999, respectively, was written through two broker dealers. Approximately 35% of the direct business written during the period ended December 31, 1998 was written through three broker dealers. Direct premiums are not concentrated in any geographical area.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals, and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

              PENDING ACCOUNTING STANDARDS

              In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, Accounting for Derivatives Instruments and for Hedging Activities, and in June 2000 issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities. The requirements of SFAS No. 133 were delayed by SFAS No. 137, Deferral of the Effective Date of SFAS Statement No 133. Both SFAS No. 133 and 138 are effective for financial statements for periods beginning after June 15, 2000. SFAS No. 133 requires all derivatives to be recorded on the balance sheet at estimated fair value and it will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It will also require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in fair value is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction. The Company does not anticipate any material impact of adopting SFAS No. 133 and No. 138.

  (2)   FAIR VALUES OF FINANCIAL INSTRUMENTS

        SFAS 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Fixed-Maturity Securities: Fair values of fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

              Option Contacts: The fair values for option contracts are based on settlement values and quoted market prices of comparable instruments. Similar characteristics are aggregated for the purpose of the calculations.

              Equity Securities: The fair values for equity securities are based on quoted market prices.

              Policy Loans: The Company has not determined the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 2000 and 1999, the interest rate related to the outstanding policy loans ranges between 4% and 6%.

              Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

              Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

              Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the policyholder account value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

        The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS 107 at December 31, 2000 and 1999:

                                                                        2000                           1999
                                                             ----------------------------  -----------------------------
                                                               CARRYING         FAIR         CARRYING          FAIR
                                                                VALUE          VALUE           VALUE          VALUE
                                                             -------------  -------------  --------------  -------------
                                                                                   (In thousands)

        Assets:
            Fixed maturities - available-for-sale          $     132,858        132,858        156,056         156,056
            Option contracts                                       2,411          2,411          2,939           2,939
            Equity security                                           --             --             12              12
            Policy loans                                           1,346          1,346            965             965
            Cash and cash equivalents                                697            697          3,944           3,944
            Assets held in separate accounts                     276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============

        Liabilities:
            Future policy benefits for annuity and
               life products                               $     101,127        101,127        119,252         119,252
            Supplementary contracts without life
               contingencies                                      18,080         18,080         20,831          20,831
            Liabilities related to separate accounts             276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============


  (3)   INVESTMENTS

              FIXED MATURITIES AND EQUITY SECURITIES

              The following tables contain amortized costs and fair value information on fixed maturities (bonds) and an equity security (common stock) at December 31, 2000 and 1999:

                                                                                        2000
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       13,857           947              14          14,790
                      Other                                        2,923            54              --           2,977
                  State, municipal, and other
                    governments
                  Public utilities                                25,821         1,019             208          26,632
                  Industrial and miscellaneous                    87,861         2,112           1,514          88,459
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      130,462         4,132           1,736         132,858
                                                             =============  ==============  ==============  ============





                                                                                        1999
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       15,278           627             160          15,745
                      Other                                        3,943            40              53           3,930
                  State, municipal, and other
                    governments                                    2,001             9              --           2,010
                  Public utilities                                29,233           819             484          29,568
                  Industrial and miscellaneous                   107,793         1,124           4,114         104,803
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      158,248         2,619           4,811         156,056
                                                             =============  ==============  ==============  ============

              Equity security                             $          684            --             672              12
                                                             =============  ==============  ==============  ============

              The amortized cost and fair value of the Company's portfolio of fixed-maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ESTIMATED
                                                                                            AMORTIZED        MARKET
                                                                                              COST            VALUE
                                                                                          --------------  --------------
                                                                                                 (In thousands)
                                                                                                    5
              Due in one year or less                                                  $        4,058           4,077
              Due after one year through five years                                            49,233          49,886
              Due after five years through ten years                                           26,478          25,920
              Due after ten years                                                              36,836          38,185
              Mortgage and asset-backed securities                                             13,857          14,790
                                                                                          --------------  --------------

                                                                                       $      130,462         132,858
                                                                                          ==============  ==============

              The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as accumulated other comprehensive income, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized, and reduced by a provision for deferred income taxes. Net unrealized investment gains and losses that are recorded as accumulated other comprehensive income are comprised of the following:

                                                                                                     DECEMBER 31,
                                                                                               -------------------------
                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (In thousands)

              Unrealized gain (loss) on fixed-maturity and equity securities
                  available-for-sale                                                         $     2,396       (2,864)
              Adjustments for assumed changes in amortization pattern of:
                  Deferred policy acquisition costs                                                 (459)         518
                  Value of insurance in force acquired                                            (1,081)         948
              Deferred income tax liability                                                         (300)         489
                                                                                               ------------ ------------

                       Net unrealized investment gain (loss)                                 $       556         (909)
                                                                                               ============ ============

              NET INVESTMENT INCOME

              Components of net investment income are as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                ----------------------------------------
                                                                                   2000          1999          1998
                                                                                ------------  -----------  -------------
                                                                                            (In thousands)
              Income from:
                  Fixed maturities                                            $    10,710        14,473        21,181
                  Cash and cash equivalents                                           130           172           155
                  Option contracts                                                   (527)          660         1,118
                  Policy loans                                                         53            33            37
                  Other                                                                 8             8            --
                                                                                ------------  -----------  -------------

                                                                                   10,374        15,346        22,491

              Less investment expenses                                               (281)         (238)         (196)
                                                                                ------------  -----------  -------------

                         Net investment income                                $    10,093        15,108        22,295
                                                                                ============  ===========  =============



              REALIZED AND CHANGE IN UNREALIZED GAINS AND LOSSES

              Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)

              Realized (loss) gain:
                  Fixed maturities                                             $    (2,132)        7,209        2,723
                  Equity security                                                     (684)           --           --
                                                                                 ------------  ------------ ------------

                       Total realized (loss) gain                              $    (2,816)        7,209        2,723
                                                                                 ============  ============ ============

              Change in unrealized:
                  Fixed maturities                                             $     4,588       (21,138)      (1,576)
                  Equity security                                                      672          (161)        (652)
                                                                                 ------------  ------------ ------------

                       Change in unrealized gain
                         (loss) on investments                                 $     5,260       (21,299)      (2,228)
                                                                                 ============  ============ ============



              An analysis of sales, maturities, principal repayments, and permanent impairments of the Company's fixed maturities and equity securities portfolio for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                      2000
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Impairments                               $        2,182            --          2,182                --
              Scheduled principal repayments
                  and calls                                      6,177            --              2             6,175
              Sales                                             22,496           135            767            21,864
                                                          ---------------  --------------  ------------  ---------------

                                                        $       30,855           135          2,951            28,039
                                                          ===============  ==============  ============  ===============


                                                                                      1999
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       28,387         2,051              4            30,434
              Sales                                             75,907         5,431            269            81,069
                                                          ---------------  --------------  ------------  ---------------

                                                        $      104,294         7,482            273           111,503
                                                          ===============  ==============  ============  ===============


                                                                                      1998
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       29,801           909             1             30,709
              Sales                                             28,729         1,861            46             30,544
                                                          ---------------  --------------  ------------  ---------------

                                                        $       58,530         2,770            47             61,253
                                                          ===============  ==============  ============  ===============

              Income taxes during the years ended December 31, 2000, 1999, and 1998 include a provision of $(985,000), $1,613,000, and $926,000, respectively, for the tax effect of realized gains.

              OTHER

              At December 31, 2000 and 1999, fixed maturities with a carrying value of 8,030,000 and $8,017,000, respectively, were held on deposit with state agencies to meet regulatory requirements.

              The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index.

              CONCENTRATIONS OF CREDIT RISK

              No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 2000.

              The Company's investment in public utility bonds at December 31, 2000 represents 20% of total investments and 6% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

  (4)   COMPREHENSIVE INCOME

        A summary of the net unrealized gain (loss) recognized in other comprehensive income is as follows:

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  --------------------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------  -----------
                                                                                             (In thousands)
        Other comprehensive income:
            Net unrealized gain (loss) arising during
              the year, net of taxes of $(855),
                $5,662, and ($166), respectively                                $     1,589      (10,926)          315
            Reclassification adjustment, net of taxes
              of $(986), $1,608, and $926, respectively                               1,830       (3,103)       (1,797)
                                                                                  -----------  ------------  -----------

                                                                                      3,419      (14,029)       (1,482)
                                                                                  -----------  ------------  -----------

            Adjustments:
              Deferred policy acquisition costs, net
                of taxes of $(342), $715, and $70, respectively                        (635)       1,375           138
              Value of insurance in force acquired,
                net of taxes of $(710), $1,844, and
                  $238, respectively                                                 (1,319)       3,550           473
                                                                                  -----------  ------------  -----------

                                                                                     (1,954)       4,925           611
                                                                                  -----------  ------------  -----------

                     Net unrealized gain (loss) recognized
                       in other comprehensive income                            $     1,465       (9,104)         (871)
                                                                                  ===========  ============  ===========



  (5)   VALUE OF INSURANCE IN FORCE ACQUIRED

        The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment gains and
            losses:
               Balance at beginning of year                                    $     10,657        19,535      22,096
               Accretion of interest during the year                                    541         1,289       1,457
               Amortization of asset                                                 (4,441)      (10,167)     (4,018)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment gains
            and losses                                                                6,757        10,657      19,535
        Impact of net unrealized investment losses and gains                         (1,081)          948      (4,446)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $      5,676        11,605      15,089
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of value of insurance in force acquired was increased by $3,900,000 due to gains realized on securities sold supporting the acquired block of business. The interest crediting rate applied to the value of insurance in force is 6.6% in 2000, 1999, and 1998. Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 2001 - $931,000; 2002 - $841,000; 2003 - $723,000;
        2004 - $631,000; and 2005 - $550,000.

  (6)   DEFERRED POLICY ACQUISITION COSTS

        Deferred policy acquisition costs is an asset which represents the deferral of costs which vary with and directly relate to the production of new business. An analysis of deferred acquisition costs for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment losses and
            gains:
               Balance at beginning of year                                    $     15,394        12,053       9,300
               Costs capitalized during the year                                      9,892         7,492       3,665
               Net amortization of asset                                             (5,466)       (4,151)       (912)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment losses
            and gains                                                                19,820        15,394      12,053
        Impact of net unrealized investment losses and gains                           (459)          518      (1,572)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $     19,361        15,912      10,481
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of deferred policy acquisition costs was increased by $200,000 due to gains realized on securities sold supporting the acquired block of business. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

  (7)   FEDERAL INCOME TAXES

        Prior to 2000, the Company filed Federal income tax returns on a separate Company basis. Beginning in 2000, the Company is included in the consolidated Federal income tax return filed by ILona. ILona and the other members of the consolidated tax group have adopted a policy of allocating current income tax expenses or credits based upon the pro rata contribution of taxable income or losses, which generally results in reporting income taxes as though it filed a separate return. The Company filed an election under Internal Revenue Code Section 338(h)(10) which allowed the Company to record its tax-basis assets at market value at the date the Company was acquired by ILona. The resulting tax-basis goodwill is being amortized over a 15-year period.

        Income tax benefit is included in the consolidated financial statements as follows:

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    ------------------------------------
                                                                                       2000        1999         1998
                                                                                    -----------  ----------  -----------
                                                                                              (In thousands)
        Income tax benefit in consolidated statements of income on income
            before income tax (benefit) expense                                   $   (4,466)        (958)      (382)

        Tax expense (benefit) in consolidated statements of changes in stockholder's equity -
                 amounts attributable to change in accumulated
                 other comprehensive income during year -
                   deferred                                                              789       (4,711)      (438)
                                                                                    -----------  ----------  -----------

                                                                                  $   (3,677)      (5,669)      (820)
                                                                                    ===========  ==========  ===========

        The effective tax rate on loss before income tax benefit is different from the prevailing Federal income tax rate as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------
                                                                                         2000       1999        1998
                                                                                       ---------- ----------  ----------
                                                                                                (In thousands)

        Loss before income tax benefit                                              $    (12,869)    (4,085)     (273)
                                                                                       ========== ==========  ==========

        Income tax benefit at Federal statutory rate (35% 2000, 35% 1999,
            and 34% 1998)                                                           $     (4,504)    (1,430)      (93)
        Tax effect increase (decrease) of - other                                             38        472      (289)
                                                                                       ---------- ----------  ----------

        Income tax benefit                                                          $     (4,466)      (958)     (382)
                                                                                       ========== ==========  ==========



        Deferred income taxes have been established by the Company based on the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 is as follows:

                                                                    2000         1999
                                                                 ------------ ------------

        Deferred tax assets:
            Future policy benefits                             $     3,803        2,958
            Operating loss carryforwards                             2,275        1,092
            Unrealized depreciation on investments                      --          202
            Value of insurance in force acquired                     1,828          188
            Other                                                      157          216
                                                                 ------------ ------------

                                                                     8,063        4,656
                                                                 ------------ ------------

        Deferred tax liabilities:
            Investment securities                                     (971)          --
            Deferred policy acquisition costs                       (5,043)      (4,320)
            Other                                                     (480)        (447)
                                                                 ------------ ------------

                                                                    (6,494)      (4,767)
                                                                 ------------ ------------

                 Net deferred tax asset (liability)            $     1,569         (111)
                                                                 ============ ============


        Based upon the historical earnings of the members of the consolidated group, future expectations of adjusted taxable income, as well as reversing gross deferred tax liabilities, the Company believes it is more likely than not that gross deferred tax assets will be fully realized and that a valuation allowance with respect to the realization of the total gross deferred tax assets is not necessary.

        The Company has Federal net operating loss carryforwards reportable on its Federal tax return aggregating $5,883,000 at December 31, 2000 which expire from 2011 to 2020.

  (8)   RETIREMENT AND COMPENSATION PLANS

        Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan (Pension Plan) sponsored by ILona. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996 ILona adopted a nonqualified supplemental plan (Supplemental Plan) to provide benefits in excess of limitations established by the Internal Revenue Code (the
        Code). The Company records its required contributions as pension expense related to both these plans. The Company expensed insignificant amounts in 2000, 1999 and 1998 for these plans. The participation in the Pension Plan was frozen in December 2000 and no employees hired after January 1, 2001 will participate in the Pension Plan.

        Substantially all of the employees are eligible for a 401(k) employee savings plan (Savings Plan) sponsored by ILona. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $10,500 in 2000) to the Savings Plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Expense related to the Savings Plan was $163,000, $87,000, and $77,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

        At December 31, 1999 the Company had an accrual of $177,000 for an incentive compensation plan for certain officers of the Company. This amount was reversed during 2000 and no payments were made. There was no expense in 2000 for the incentive compensation plan.

  (9)   STOCKHOLDER'S EQUITY - STATUTORY LIMITATIONS ON DIVIDEND

        The ability of the Company to pay dividends to ILona is restricted due to the fact that prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 2001, this annual limitation aggregates to $2,146,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($26,551,000 at December 31, 2000) by which stockholder's equity stated in conformity with accounting principles generally accepted in the United States of America exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

        Net income (loss) for the Company, as determined in accordance with statutory accounting practices, was ($6,276,000), $222,000, and ($2,466,000) for the years ended December 31, 2000, 1999, and 1998, respectively. Total statutory capital and surplus was $23,956,000 at December 31, 2000 and $31,068,000 at December 31, 1999, respectively.

        The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices and are effective January 1, 2001. Codification will change prescribed statutory accounting practices and will result in certain changes to the accounting practices that insurance enterprises use to prepare their statutory financial statements. The Arkansas Insurance Department has adopted the NAIC's codification. The Company has yet to determine the impact of adopting the NAIC Codification on their statutory financial statements; therefore, it is not known whether or not the impact of adopting codification will be material to the financial statements. Some of the more significant changes resulting from the NAIC's codification include:

          o    Recording of deferred income tax assets and liabilities;

          o Prohibiting deposit type contracts to be recorded as insurance contracts; instead, amounts received as payments for such contracts shall be recorded directly to an appropriate policy reserve account, not as revenue, and payments that represent a return of policyholder balances shall be recorded as a direct decrease of policy reserves, not recorded as expenses.

          o Accruing a liability for guaranty fund and other assessments at the time of insolvency;

          o Changes in valuation methods allowed for subsidiaries, affiliates, and controlled entities;

          o    Impairment valuations are required on securities; and

          o Eliminating cost of collection in excess of loading on due and deferred premiums.

 (10)   COMMITMENTS AND CONTINGENCIES

        The Company leases its home office space and certain other equipment under operating leases which run through 2001. During 1998, the Company moved to its current location and subleased its previous office space. Rent received under the sublease agreement is netted against rent expense. During the years ended December 31, 2000, 1999, and 1998, rent expense totaled $346,000, $387,000, and $361,000, respectively. At December 31, 2000 minimum rental payments due under all noncancelable operating leases, including the lease agreement on the Company's previous office space, with initial terms of one year or more, are $302,000 in 2001 and none thereafter.

        The Company is periodically subject to various lawsuits which arise in the ordinary course of business. Management believes there are no material contingencies outstanding at December 31, 2000.

        Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. Management does not anticipate any significant net effect on the financial condition or results of operations of the Company from such assessments.

        The American Institute of Certified Public Accountants issued Statement of Position 97-3 (SOP 97-3), Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which requires the accrual of guaranty fund assessments. SOP 97-3 is effective beginning January 1, 1999. The Company has recorded a liability of $135,000 and $165,000 at December 31, 2000 and 1999, respectively, for future payments of guarantee assessments, which was charged to underwriting, acquisition, and insurance expenses in the consolidated statements of income.

 (11)   RELATED-PARTY TRANSACTIONS

        The Company has a management agreement with ILona to provide for certain management services. Amounts paid by the Company pursuant to this agreement were $721,000, $589,000, and $480,000 in 2000, 1999, and 1998,
        respectively. An expense allocation agreement was entered into with Inter-State Assurance Company, a subsidiary of ILona, to provide for certain administrative functions. Amounts paid during 2000, 1999, and 1998 by the Company pursuant to this agreement were $1,101,000, $684,000, and $506,000, respectively.

        The Company charged fees to various affiliates for shared services, such as rent, amounting to $147,000 in 2000. In 1999 the Company paid an affiliate $28,000 related to shared services and none were paid in 1998.

        The Company produces business through its broker/dealer affiliate, IAC Securities, Inc. Total commissions paid to IAC Securities, Inc. in 2000, 1999, and 1998 amounted to $2,180,000, $1,353,000, and $632,000, respectively.

(12)    TRANSFER OF BLOCK OF BUSINESS

        In 1999, the Company transferred a block of its deferred annuity business relating to the State of Arkansas Deferred Compensation Plan. Fixed reserves of $74,205,000 were transferred to AUSA Life, and bonds with a book value of $70,647,000 were sold to fund this transfer. Separate account assets and liabilities totaling $41,117,000 were also transferred to AUSA Life.

        The effect on the consolidated statements of income from this transaction is as follows:

                                                            YEAR ENDED
                                                         DECEMBER 31, 1999
                                                         ------------------
                                                          (In thousands)

Revenues:
   Realized gains on investments                      $          4,978
   Other income                                                  2,206
                                                         ------------------

          Total revenues                                         7,184

Benefits and expenses -
   amortization of value of insurance in force
     acquired and deferred policy acquisition
     costs                                                       4,100
                                                         ------------------

          Income before income tax expense                       3,084

Income tax expense                                               1,079
                                                         ------------------

          Net income                                  $          2,005
                                                         ==================



                                     PART II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      UNDERTAKING REGARDING INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Contract as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Contract as expressed in the Act and will be governed by the final adjudication of such issue.

        REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY
                                  ACT OF 1940

In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement on Form S-6, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company. First Variable Life Insurance Company bases its representation on its assessment of all the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for First Variable Life Insurance Company to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or in any variations thereof based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

  The facing sheet.

  Cross-Reference Sheet.

  The prospectus consisting of __ pages.

  The undertaking to file reports.

  The undertaking regarding indemnification.

The representation pursuant to Section 26(e) of the Investment Company Act of 1940.

  The signatures.

  The following exhibits:

1.A.  (1)  Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account.*

      (2)  Not Applicable.

      (3)   (a)   Underwriting Agreement.#
            (b)   Broker-Dealer Agreement.#
            (c)   Form of Sales Agreement.**

      (4)   Not Applicable.

      (5)   (a)  Specimen Variable Life Insurance Contract.*
            (b)  Specimen Accelerated Death Benefit Endorsement.#

            (c)  Specimen Extended Death Benefit Rider#

      (6)   (a)  Articles of Incorporation of First Variable Life Insurance
                 Company. ###
            (b)  By-Laws of First Variable Life Insurance Company.***

     (7)         Not Applicable.

     (8)    (a)  Form of Fund Participation Agreement with Variable Investors
                 Series ### Trust; Form of Participation Agreements with AIM Variable Insurance Funds, Inc., et al; American Century Investment Management, Inc.; Deutsche Asset Management VIT
               Funds (formerly known as BT Insurance Funds, et al); Federated Insurance Series; Lord Abbett Series Fund, Inc., et al; MFS Variable Insurance Trust, et al; and Templeton Variable Insurance
                 Products Series Fund, et al. ####
            (b) Form of Fund Participation Agreement with Fidelity Variable Insurance Products Fund; Fidelity Variable Insurance Products Funds II; Fidelity Variable Insurance Products Funds III; and Seligman Portfolios, Inc.****

          (c) Form of Participation Agreement with Invesco Variable Investment Funds, Inc. and PBHG Insurance Series Fund, Inc.#####

          (9)    Not Applicable.

          (10)   Specimen Single Premium Variable Life Insurance Application.*

B.2. Opinion and consent of Counsel##

3.   Not Applicable.

4.   Not Applicable.

5.   Not Applicable.

6.   Opinion and Consent of Actuary##

7.   Consent of KPMG LLP Independent Auditors
     Consent of Ernst & Young LLP Independent Auditors##


8. Powers of Attorney. ##### - of the following individuals appointing Daniel
R. Kohn and Jack L. Baumer their attorneys-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

               Ronald M. Butkiewicz    Shane W. Gleeson   Thomas F. Streiff

               Jeff S. Liebmann        Norman A. Fair     Michael I Kaster
               Philip R. O'Connor      Kenneth R. Meyer   Michael R. Ferrari
               Michael J. Corey



* Incorporated herein by reference to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on June 3, 1996 (File No. 333- 05053).

**            Incorporated herein by reference to Post-Effective Amendment No.
              22 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, filed electronically with the Securities and Exchange Commission on September 18, 1996 (File No. 333-12197).

*** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

**** Incorporated by Reference to the Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on or about April 28, 2000.

# Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on April 30, 1997 (File No. 333-05053).

##            Filed herewith.

### Incorporated by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (File No. 333-19193).

#### Incorporated herein by reference to Pre-Effective Amendment No. 4 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, Filed electronically with the Securities and Exchange Commission on or about April 27,1999 (File No. 333-12197).

##### Incorporated by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, filed electronically with the Securities and Exchange Commission on or about May 1, 2001 (File No. 333-35749).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Oak Brook, and the State of Illinois, on this 23rd day of April, 2001.








                         SEPARATE ACCOUNT VL OF
                            FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Registrant)

                         By:  FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)


                              By: /s/ Thomas F. Streiff
                                 ------------------------


                         FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Depositor)

                              By: /s/ Christopher S. Harden
                                ------------------------------

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with First Variable Life Insurance Company on the 23rd day of April, 2001.

PRINCIPAL EXECUTIVE OFFICER:


 /s/ Thomas F. Streiff
-----------------------------------------------
Thomas F. Streiff
President

PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

/s/ Christopher S. Harden
-----------------------------------------------
Christopher S. Harden
Vice President & Treasurer


DIRECTORS:


/s/Ronald M. Butkiewicz*
-----------------------------------------------
Ronald M. Butkiewicz


/s/ Michael J. Corey*
-----------------------------------------------
Michael J. Corey



/s. Michael R. Ferrari*
-----------------------------------------------
Michael R. Ferrari


/s/ Shane W. Gleeson*
-----------------------------------------------
Shane W. Gleeson


/s/ Norman A. Fair*
-----------------------------------------------
Norman A Fair


/s/ Philip R. O'Connor*
-----------------------------------------------
Philip R. O'Connor


/s/ Kenneth R. Meyer*
- ----------------------------------------------
Kenneth R. Meyer


/s/ Michael L. Kaster*
- ----------------------------------------------
Michael L. Kaster


/s/ Jeff S. Leibman*
-----------------------------------------------
Jeff S. Liebman


/s/ Thomas F. Streiff*
----------------------------------------------
Thomas F. Streiff


          * By:    /s/ Daniel R. Kohn
                --------------------------------------------------
                 Daniel R. Kohn, Attorney-in-Fact